LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 16.71%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	2.68%	$859,074	$844,587
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	2.68%	999,817	981,992
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.83%	145,713	142,403
Ally Auto Receivables Trust, 2019-1	09/15/2023	2.91%	2,270,000	2,287,249
American Express Credit Account Master Trust, 2019-1 A	10/15/2024	2.87%	2,390,000	2,411,891
Avid Automobile Receivables Trust, 2018-1 (a)	08/15/2023	2.84%	1,330,895	1,324,927
BA Credit Card Trust, 2018-A3 A3	12/15/2023	3.10%	2,525,000	2,555,292
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	4,500,000	4,464,590
Barclays Dryrock Issuance Trust, 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.78%	3,225,000	3,228,750
Cabela's Credit Card Master Note Trust, 2014-2 A (1 Month LIBOR USD + 0.450%) (c)	07/15/2022	2.93%	1,004,000	1,004,467
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	1,100,000	1,105,301
Carmax Auto Owner Trust, 2019-1	03/15/2024	3.05%	2,450,000	2,471,951
Citibank Credit Card Issuance Trust
Series 2016-A2	11/20/2023	2.19%	4,730,000	4,688,232
Series 2018-A3	05/23/2025	3.29%	3,500,000	3,593,728
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.25%	1,259,932	1,261,767
DB Master Finance LLC, 2019-1 (a)	05/20/2049	3.79%	2,015,000	2,020,442
Discover Card Execution Note Trust, 2019-1	07/15/2024	3.04%	1,430,000	1,449,199
Entergy New Orleans Storm Recovery Funding LLC, 2015 A	06/01/2027	2.67%	1,207,163	1,197,482
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.83%	1,975,000	1,977,366
Ford Credit Auto Owner Trust, 2016-1 A (a)	08/15/2027	2.31%	2,350,000	2,330,951
GLS Auto Receivables Trust, 2018-2A A (a)	04/18/2022	3.25%	1,671,212	1,671,975
Honda Auto Receivables Owner Trust, 2019-1 A-3	03/20/2023	2.83%	1,800,000	1,811,088
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	3.33%	1,563,209	1,556,360
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	3.38%	2,642,983	2,640,564
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	3.48%	3,009,714	3,003,748
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	3.58%	1,911,146	1,921,922
NRZ Advance Receivables Trust, 2016-T3 AT3 (a)	10/16/2051	2.83%	3,210,000	3,191,944
Ocwen Master Advance Receivables Trust, 2016-T2 AT2 (a)	08/16/2049	2.72%	3,190,000	3,183,811
OneMain Financial Issuance Trust
Series 2015-2 C (a)	07/18/2025	4.32%	1,314,317	1,316,583
Series 2016-2 B (a)	03/20/2028	5.94%	2,425,000	2,444,941
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	3,279,465	3,250,916
Prosper Marketplace Issuance Trust, 2018-1A A (a)	06/17/2024	3.11%	1,240,308	1,240,719
SMB Private Education Loan Trust, 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	2.78%	1,398,316	1,398,208
SoFi Professional Loan Program LLC
Series 2016-C A2B (a)	12/27/2032	2.36%	2,453,730	2,418,657
Series 2015-C A2 (a)	08/25/2033	2.51%	1,156,216	1,138,471
Series 2016-A A2 (a)	12/26/2036	2.76%	3,370,405	3,347,382
Series 2017-C A2A (a)	07/25/2040	1.75%	1,290,980	1,283,161
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	2,935,000	2,985,510
Synchrony Credit Card Master Note Trust, 2018-1 A	03/15/2024	2.97%	3,100,000	3,113,651
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	715,357	713,787
Series 2016-PT1 A (a)	06/15/2022	1.93%	1,301,585	1,291,930
Toyota Auto Receivables Owner Trust, 2017-B A-4	09/15/2022	2.05%	1,950,000	1,931,243
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	2,840,000	2,800,106
Verizon Owner Trust
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.75%	4,525,000	4,526,360
Series 2018-A	04/20/2023	3.23%	3,000,000	3,036,056
TOTAL ASSET BACKED SECURITIES (Cost $98,235,032)				98,561,660

CORPORATE BONDS: 28.96%
Aerospace/Defense: 0.18%
L3 Technologies, Inc.	02/15/2021	4.95%	1,005,000	1,038,289

Agriculture: 1.34%
Altria Group, Inc.	02/14/2024	3.80%	2,025,000	2,061,019
Archer-Daniels-Midland Co.	03/01/2021	4.48%	2,000,000	2,073,181
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	1,435,000	1,441,935
Reynolds American, Inc.	06/12/2020	3.25%	2,330,000	2,333,323
				7,909,458
Auto Manufacturers: 1.15%
American Honda Finance Corp.	02/12/2021	2.65%	2,020,000	2,018,395
General Motors Financial Co., Inc.	05/09/2023	3.70%	2,375,000	2,362,385
Hyundai Capital America (a)	03/18/2021	3.00%	1,425,000	1,415,122
Toyota Motor Credit Corp.	04/17/2020	1.95%	1,030,000	1,023,174
				6,819,076
Banks: 10.33%
Bank of America Corp.	04/21/2020	2.25%	6,155,000	6,122,525
Bank of America Corp.	01/11/2023	3.30%	1,650,000	1,670,948
Bank of Montreal (b)	03/26/2022	2.90%	1,770,000	1,771,734
Bank of New York Mellon Corp.	02/07/2022	2.60%	1,000,000	999,426
BB&T Corp.	12/06/2023	3.75%	1,260,000	1,307,432
Citigroup, Inc.	10/26/2020	2.65%	970,000	967,575
Citigroup, Inc.	01/14/2022	4.50%	3,315,000	3,457,455
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	2,000,000	2,006,908
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	2,130,000	2,169,042
Danske Bank (a)(b)	01/12/2022	5.00%	1,255,000	1,287,050
Fifth Third Bancorp	07/27/2020	2.88%	1,965,000	1,968,065
Goldman Sachs Group, Inc.	02/25/2021	2.88%	1,690,000	1,690,741
Goldman Sachs Group, Inc.	01/22/2023	3.63%	2,140,000	2,176,844
Goldman Sachs Group, Inc.	02/23/2023	3.20%	1,885,000	1,888,090
HSBC Holdings PLC (b)	04/05/2021	5.10%	2,390,000	2,491,854
Huntington National Bank	04/01/2022	3.13%	1,735,000	1,747,992
JP Morgan Chase & Co.	09/23/2022	3.25%	1,565,000	1,586,898
JP Morgan Chase & Co.	01/25/2023	3.20%	5,705,000	5,783,436
KeyBank NA	02/01/2022	3.30%	1,485,000	1,509,480
Morgan Stanley	07/24/2020	5.50%	4,270,000	4,415,417
Morgan Stanley	01/23/2023	3.13%	2,115,000	2,121,451
PNC Bank NA	01/22/2021	2.50%	2,430,000	2,427,610
State Street Corp.	08/18/2020	2.55%	1,410,000	1,409,207
SunTrust Banks, Inc.	03/03/2021	2.90%	2,500,000	2,506,217
Wells Fargo & Co.	07/22/2020	2.60%	2,725,000	2,720,858
Westpac Banking Corp. (b)	05/15/2023	3.65%	1,385,000	1,422,245
Zions Bancorp NA	03/04/2022	3.35%	1,295,000	1,305,801
				60,932,301
Beverages: 0.77%
Anheuser-Busch InBev Finance, Inc.	02/01/2023	3.30%	1,520,000	1,541,765
Heineken NV (a)(b)	04/01/2022	3.40%	1,425,000	1,453,160
PepsiCo, Inc.	03/05/2022	2.75%	1,515,000	1,529,460
				4,524,385
Biotechnology: 0.80%
Biogen, Inc.	09/15/2020	2.90%	2,250,000	2,249,147
Celgene Corp.	02/20/2023	3.25%	2,480,000	2,500,497
				4,749,644
Computers: 0.26%
Apple, Inc.	02/23/2021	2.25%	1,540,000	1,534,461

Diversified Financial Services: 2.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	1,220,000	1,235,746
Air Lease Corp.	07/03/2023	3.88%	2,150,000	2,173,388
American Express Co.	12/02/2022	2.65%	2,000,000	1,988,460
Capital One Financial Corp.	05/12/2020	2.50%	1,700,000	1,695,192
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	2,190,000	2,203,096
Charles Schwab Corp.	01/25/2023	2.65%	1,905,000	1,905,109
Visa, Inc.	12/14/2022	2.80%	1,800,000	1,818,445
				13,019,436
Electric: 0.40%
Berkshire Hathaway Energy Co.	01/15/2021	2.38%	2,345,000	2,334,857

Food: 0.30%
Sysco Corp.	10/01/2020	2.60%	1,760,000	1,757,229

Healthcare - Products: 0.26%
Abbott Laboratories	11/30/2021	2.90%	1,525,000	1,531,380

Healthcare - Services: 0.25%
UnitedHealth Group, Inc.	10/15/2020	3.88%	1,435,000	1,457,814

Insurance: 2.34%
American International Group, Inc.	08/15/2020	3.38%	1,365,000	1,378,694
Chubb INA Holdings, Inc.	11/03/2020	2.30%	1,215,000	1,208,968
Hartford Financial Services Group, Inc.	03/30/2020	5.50%	1,685,000	1,728,421
Lincoln National Corp.	09/01/2023	4.00%	1,500,000	1,567,580
Metropolitan Life Global Funding I (a)	01/11/2022	3.38%	2,070,000	2,100,519
Prudential Financial, Inc.	11/15/2020	4.50%	2,000,000	2,055,849
Trinity Acquisition PLC (b)	09/15/2021	3.50%	1,915,000	1,930,613
Unum Group	05/15/2021	3.00%	1,820,000	1,819,406
				13,790,050
Internet: 0.23%
Amazon.com, Inc.	02/22/2023	2.40%	1,385,000	1,372,332

Machinery - Construction & Mining: 0.31%
Caterpillar, Inc.	06/26/2022	2.60%	1,840,000	1,836,902

Machinery - Diversified: 0.25%
John Deere Capital Corp.	01/08/2021	2.55%	1,495,000	1,493,430

Media: 1.25%
21st Century Fox America, Inc.	02/15/2021	4.50%	2,500,000	2,560,796
Comcast Corp.	04/15/2024	3.70%	1,475,000	1,523,712
Discovery Communications LLC	04/01/2023	3.25%	2,150,000	2,140,230
Fox Corp. (a)	01/25/2022	3.67%	1,105,000	1,126,751
				7,351,489
Miscellaneous Manufacturing: 0.49%
General Electric Co.	01/07/2021	4.63%	1,345,000	1,380,864
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	1,415,000	1,483,840
				2,864,704
Oil & Gas: 1.02%
BP Capital Markets PLC (b)	03/11/2021	4.74%	1,000,000	1,038,712
Chevron Corp.	03/03/2020	1.96%	1,280,000	1,271,550
Occidental Petroleum Corp.	02/01/2021	4.10%	1,765,000	1,805,757
Total Capital International SA (b)	06/19/2021	2.75%	1,915,000	1,919,368
				6,035,387
Oil & Gas Services: 0.34%
Schlumberger Holdings Corp. (a)	12/21/2020	3.00%	1,995,000	2,003,405

Packaging & Containers: 0.27%
Packaging Corp. of America	12/15/2020	2.45%	1,630,000	1,618,817

Pharmaceuticals: 0.56%
AbbVie, Inc.	05/14/2020	2.50%	1,845,000	1,839,555
CVS Health Corp.	07/20/2020	2.80%	1,455,000	1,453,216
				3,292,771
Pipelines: 0.36%
Enterprise Products Operating LLC	02/15/2021	2.80%	2,115,000	2,116,207

Real Estate Investment Trusts: 0.24%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	1,365,000	1,411,743

Semiconductors: 0.62%
Applied Materials, Inc.	06/15/2021	4.30%	2,000,000	2,074,593
Intel Corp.	12/15/2022	2.70%	1,590,000	1,599,393
				3,673,986
Software: 0.79%
Microsoft Corp.	02/06/2022	2.40%	2,835,000	2,830,944
Oracle Corp.	10/15/2022	2.50%	1,825,000	1,815,055
				4,645,999
Telecommunications: 1.21%
AT&T, Inc.	02/17/2021	2.80%	2,290,000	2,290,531
Verizon Communications, Inc.	03/15/2021	3.45%	2,200,000	2,234,681
Vodafone Group PLC (b)	03/16/2021	4.38%	2,515,000	2,585,438
				7,110,650
Transportation: 0.20%
FedEx Corp.	01/14/2022	3.40%	1,185,000	1,200,826

Utilities: 0.23%
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	1,335,000	1,336,168
TOTAL CORPORATE BONDS (Cost $169,857,503)				170,763,196

MORTGAGE BACKED SECURITIES: 14.06%
BX Trust, 2018-MCSF A (1 Month LIBOR USD + 0.577%) (a)(c)	04/16/2035	3.06%	3,285,000	3,233,553
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	3.48%	3,775,000	3,775,031
CSMC Trust, 2017-HL2 A3 (a)	10/25/2047	3.50%	2,831,240	2,836,107
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	3.79%	2,180,405	2,188,957
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.64%	1,477,773	1,482,013
Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	3.14%	1,513,574	1,512,926
Series 2018-C03 1M1 (1 Month LIBOR USD + 0.680%) (c)	10/25/2030	3.17%	1,430,537	1,429,926
Series 2018-C05 1M1 (1 Month LIBOR USD + 0.720%) (c)	01/27/2031	3.21%	3,606,273	3,605,369
Fannie Mae Pool	02/01/2021	3.50%	11,240	11,498
Fannie Mae Pool	08/01/2021	3.00%	49,020	49,477
Fannie Mae Pool	09/01/2021	3.00%	60,684	61,248
Fannie Mae Pool	11/01/2021	3.00%	127,582	128,769
Fannie Mae Pool	12/01/2025	3.50%	199,052	203,624
Fannie Mae Pool	09/01/2026	3.50%	177,525	181,602
Fannie Mae Pool	12/01/2027	2.50%	2,848,968	2,841,698
FDIC Guaranteed Notes Trust, 2010-S4 A (1 Month LIBOR USD + 0.720%) (a)(c)	12/04/2020	3.23%	337,989	335,878
FHLMC Multifamily Structured Pass Through Certificates
Series K-LH1 A (1 Month LIBOR USD + 0.700%) (c)	11/25/2022	3.19%	1,798,049	1,800,449
Series 3855 HE	02/15/2026	2.50%	4,496	4,467
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	2,495,231	2,496,401
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	2,338,082	2,364,866
GS Mortgage Securities Trust, 2010-C2 A1 (a)	12/10/2043	3.85%	74,456	74,985
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,737,464
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/17/2034	3.32%	4,195,000	4,179,184
Series 2010-C2 A3 (a)	11/15/2043	4.07%	4,125,558	4,173,554
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	1,008,424	1,011,418
Series 2018-8 (a)(d)	01/25/2049	4.00%	2,282,589	2,314,152
Series 2018-9 (a)(d)	02/25/2049	4.00%	2,254,581	2,285,758
JPMBB Commercial Mortgage Securities Trust, 2014-C23	09/17/2047	3.66%	2,950,000	3,023,717
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	3.18%	2,785,000	2,771,852
NCUA Guaranteed Notes Trust
Series 2011-R2 1A (1 Month LIBOR USD + 0.400%) (c)	02/06/2020	2.88%	1,282,032	1,283,570
Series 2011-R3 1A (1 Month LIBOR USD + 0.400%) (c)	04/09/2020	2.89%	842,392	844,397
Series 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	2.93%	93,924	94,106
New Residential Mortgage Loan Trust
Series 2018-NQM1 (a)(d)	11/25/2048	3.99%	3,091,440	3,154,476
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	1,074,069	1,087,023
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	965,197	972,484
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	1,996,565	2,008,109
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	2,629,126	2,675,719
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	2,813,272	2,874,952
Series 2017-3A A1 (a)(d)	04/25/2057	4.00%	2,055,214	2,099,609
OBX Trust
Series 2018-EXP1 (a)(d)	04/25/2048	4.50%	1,356,417	1,377,186
Series 2018-EXP2 (a)(d)	07/25/2058	4.00%	2,357,075	2,376,884
Sequoia Mortgage Trust, 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	1,938,037	1,984,189
STACR Trust, 2018-DNA3 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/25/2048	3.24%	2,050,000	2,047,887
Verus Securitization Trust, 2018-3 A-1 (a)(d)	10/25/2058	4.11%	1,511,475	1,536,208
WFRBS Commercial Mortgage Trust, 2011-C3 (a)	03/17/2044	4.38%	2,338,910	2,397,658
TOTAL MORTGAGE BACKED SECURITIES (Cost $83,024,691)				82,930,400

U.S. GOVERNMENT AGENCY ISSUES: 12.60%
Federal Farm Credit Banks	11/27/2020	1.90%	7,000,000	6,950,305
Federal Farm Credit Banks	04/05/2021	2.54%	19,410,000	19,476,323
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	11,226,051
Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	6,097,298
Federal Home Loan Banks	06/09/2023	3.25%	12,000,000	12,450,006
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	9,414,456
Federal Home Loan Banks	12/08/2023	3.38%	4,875,000	5,096,732
Federal National Mortgage Association	09/12/2023	2.88%	3,545,000	3,627,963
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $73,193,012)				74,339,134

U.S. GOVERNMENT NOTES: 10.65%
United States Treasury Note	06/15/2020	1.50%	6,000,000	5,935,767
United States Treasury Note	10/31/2022	2.00%	4,980,000	4,940,121
United States Treasury Note	11/15/2022	1.63%	9,640,000	9,437,409
United States Treasury Note	08/15/2023	2.50%	3,000,000	3,032,109
United States Treasury Note	09/30/2023	2.88%	2,305,000	2,366,947
United States Treasury Note	12/31/2023	2.63%	6,200,000	6,305,352
United States Treasury Note	01/31/2024	2.25%	11,500,000	11,499,102
United States Treasury Note	05/15/2024	2.50%	12,570,000	12,714,359
United States Treasury Note	02/15/2025	2.00%	2,100,000	2,065,629
United States Treasury Note	02/15/2025	7.63%	3,500,000	4,517,461
TOTAL U.S. GOVERNMENT NOTES (Cost $61,967,640)				62,814,256

SHORT TERM INVESTMENTS: 6.62%
U.S. GOVERNMENT NOTES: 1.67%
United States Treasury Note	10/31/2019	1.50%	2,500,000	2,486,035
United States Treasury Note	11/15/2019	1.00%	2,445,000	2,422,938
United States Treasury Note	11/30/2019	1.00%	5,000,000	4,953,125
TOTAL U.S. GOVERNMENT NOTES (Cost $9,858,203)				9,862,098

MONEY MARKET FUND: 4.95%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 2.34% (e)(f)			29,214,181	29,214,181
TOTAL MONEY MARKET FUND (Cost $29,214,181)				29,214,181
TOTAL SHORT TERM INVESTMENTS (Cost $39,072,384)				39,076,279

TOTAL INVESTMENTS (Cost $525,350,262): 89.60%				528,484,925
Other Assets in Excess of Liabilities: 10.40% (g)				61,357,652
TOTAL NET ASSETS: 100.00%				$589,842,577

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $133,462,260 which represents 22.63% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2019.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
(f)	All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR London Interbank Offered Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
March 31, 2019 Unaudited

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	March 31, 2019	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$ 29,823,892	DB	04/17/2019	AUD	$ 29,883,206	USD	$ 29,823,892	$ 59,314	$ –
10,700,137	DB	04/17/2019	BRL	10,402,352	USD	10,700,137	–	(297,785)
18,929,738	DB	04/17/2019	CAD	18,963,830	USD	18,929,738	34,092	–
30,307,877	DB	04/17/2019	CHF	30,424,818	USD	30,307,877	116,941	–
961,996	DB	04/17/2019	CLP	937,567	USD	961,996	–	(24,429)
338,311	DB	04/17/2019	COP	332,107	USD	338,311	–	(6,204)
14,192,021	DB	04/17/2019	EUR	14,100,569	NOK	14,192,021	–	(91,452)
5,399,259	DB	04/17/2019	EUR	5,370,575	PLN	5,399,259	–	(28,684)
9,069,533	DB	04/17/2019	EUR	9,022,117	SEK	9,069,533	–	(47,416)
51,474,532	DB	04/17/2019	EUR	50,997,994	USD	51,474,532	–	(476,538)
6,870,496	BAML	06/21/2019	EUR	6,785,767	USD	6,870,496	–	(84,729)
39,680,506	DB	04/17/2019	GBP	39,280,571	USD	39,680,506	–	(399,935)
13,758,484	BAML	06/21/2019	GBP	13,570,269	USD	13,758,484	–	(188,215)
2,680,323	DB	04/17/2019	ILS	2,668,139	USD	2,680,323	–	(12,184)
3,299,459	DB	04/18/2019	INR	3,325,384	USD	3,299,459	25,925	–
73,012,664	DB	04/17/2019	JPY	73,198,221	USD	73,012,664	185,557	–
7,760,226	BAML	06/21/2019	JPY	7,755,165	USD	7,760,226	–	(5,061)
4,158,697	DB	04/17/2019	KRW	4,137,621	USD	4,158,697	–	(21,076)
11,241,688	DB	04/17/2019	MXN	11,180,952	USD	11,241,688	–	(60,736)
12,398,229	BAML	06/21/2019	MXN	12,358,911	USD	12,398,229	–	(39,318)
15,846,823	DB	04/17/2019	NOK	15,881,816	EUR	15,846,823	34,993	–
9,735,791	DB	04/17/2019	NOK	9,725,658	USD	9,735,791	–	(10,133)
21,428,920	DB	04/17/2019	NZD	21,363,602	USD	21,428,920	–	(65,318)
4,755,787	BAML	06/21/2019	NZD	4,705,910	USD	4,755,787	–	(49,877)
5,880,409	DB	04/17/2019	PLN	5,815,666	EUR	5,880,409	–	(64,743)
4,051,529	DB	04/17/2019	PLN	4,008,286	USD	4,051,529	–	(43,243)
12,941,215	DB	04/17/2019	RUB	12,983,581	USD	12,941,215	42,366	–
8,667,407	DB	04/17/2019	SEK	8,677,006	EUR	8,667,407	9,599	–
13,519,368	DB	04/17/2019	SEK	13,492,857	USD	13,519,368	–	(26,511)
4,814,399	DB	04/17/2019	SGD	4,812,671	USD	4,814,399	–	(1,728)
9,376,308	DB	04/17/2019	TRY	9,037,594	USD	9,376,308	–	(338,714)
4,683,841	DB	06/19/2019	TRY	4,599,003	USD	4,683,841	–	(84,838)
8,767,014	DB	04/17/2019	ZAR	8,712,636	USD	8,767,014	–	(54,378)
Total Purchase Contracts				468,512,421		470,526,879	508,787	(2,523,245)

Sale Contracts:
$ 35,219,817	DB	04/17/2019	USD	$ 35,317,161	AUD	$ 35,219,817	$ –	$ (97,344)
41,379,494	BAML	06/21/2019	USD	41,552,555	AUD	41,379,494	–	(173,061)
15,004,939	DB	04/17/2019	USD	14,886,741	BRL	15,004,939	118,198	–
24,315,514	DB	04/17/2019	USD	24,271,906	CAD	24,315,514	43,608	–
44,269,163	BAML	06/21/2019	USD	44,115,607	CAD	44,269,163	153,556	–
36,885,795	DB	04/17/2019	USD	37,125,521	CHF	36,885,795	–	(239,726)
30,597,123	BAML	06/21/2019	USD	30,878,352	CHF	30,597,123	–	(281,229)
873,084	DB	04/17/2019	USD	864,090	CLP	873,084	8,994	–
241,604	DB	04/17/2019	USD	240,621	COP	241,604	983	–
15,846,823	DB	04/17/2019	NOK	15,752,191	EUR	15,846,823	94,632	–
5,880,408	DB	04/17/2019	PLN	5,819,996	EUR	5,880,408	60,412	–
8,667,408	DB	04/17/2019	SEK	8,617,639	EUR	8,667,408	49,769	–
96,176,427	DB	04/17/2019	USD	95,850,163	EUR	96,176,427	326,264	–
71,262,252	BAML	06/21/2019	USD	70,656,251	EUR	71,262,252	606,001	–
45,026,571	DB	04/17/2019	USD	44,443,235	GBP	45,026,571	583,336	–
17,906,280	BAML	06/21/2019	USD	17,861,744	GBP	17,906,280	44,536	–
3,463,947	DB	04/17/2019	USD	3,450,940	ILS	3,463,947	13,007	–
862,267	DB	04/18/2019	USD	858,363	INR	862,267	3,904	–
75,038,692	DB	04/17/2019	USD	75,313,096	JPY	75,038,692	–	(274,404)
80,946,015	BAML	06/21/2019	USD	81,183,763	JPY	80,946,015	–	(237,748)
4,102,067	DB	04/17/2019	USD	4,097,074	KRW	4,102,067	4,993	–
2,903,678	DB	04/17/2019	USD	2,875,234	MXN	2,903,678	28,444	–
14,192,021	DB	04/17/2019	EUR	14,147,238	NOK	14,192,021	44,783	–
12,002,824	DB	04/17/2019	USD	12,003,333	NOK	12,002,824	–	(509)
24,786,664	DB	04/17/2019	USD	24,749,353	NZD	24,786,664	37,311	–
8,568,273	BAML	06/21/2019	USD	8,509,381	NZD	8,568,273	58,892	–
5,399,260	DB	04/17/2019	EUR	5,361,953	PLN	5,399,260	37,307	–
8,634,092	DB	04/17/2019	USD	8,584,717	PLN	8,634,092	49,375	–
3,093,779	DB	04/17/2019	USD	3,075,739	RUB	3,093,779	18,040	–
9,069,533	DB	04/17/2019	EUR	9,046,952	SEK	9,069,533	22,581	–
17,662,028	DB	04/17/2019	USD	17,702,172	SEK	17,662,028	–	(40,144)
5,023,332	DB	04/17/2019	USD	5,019,350	SGD	5,023,332	3,982	–
9,163,629	DB	04/17/2019	USD	9,037,595	TRY	9,163,629	126,034	–
7,474,774	DB	04/17/2019	USD	7,512,918	ZAR	7,474,774	–	(38,144)
Total Sale Contracts				780,782,944		781,939,577	2,538,942	(1,382,309)
Net Forward Currency Contracts				$ (312,270,523)		$ (311,412,698)	$ 3,047,729	$ (3,905,554)
Net Unrealized Depreciation								$ (857,825)

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	TRY	TURKISH LIRA
CLP	CHILEAN PESO	MXN	MEXICAN PESO	USD	U.S. DOLLAR
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE	ZAR	SOUTH AFRICAN RAND
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2019 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
10 Yr Mini JGB	13	Jun-19	$1,797,925	$1,791,111	$6,814	$-
3 Mo Euro Euribor	615	Jun-20	172,944,173	172,662,311	281,862	-
90 Day Euro	9	Mar-20	2,197,913	2,198,489	-	(576)
90 Day Euro	135	Mar-21	33,034,500	33,048,704	-	(14,204)
90 Day Euro	1,328	Jun-20	324,613,000	323,709,164	903,836	-
90 Day Euro	98	Sep-20	23,970,800	23,960,098	10,702	-
90 Day Euro	69	Dec-20	16,879,988	16,892,447	-	(12,459)
90 Day Euro	54	Dec-19	13,171,950	13,172,836	-	(886)
90 Day Euro	151	Jun-21	36,947,813	36,957,906	-	(10,093)
90 Day Sterling	967	Jun-20	156,104,100	155,741,013	363,087	-
Aluminum (a)(b)	41	Jun-19	1,958,775	1,938,669	20,106	-
Aluminum - 90 Day Settlement (a)(b)	1	Jun-19	47,702	47,072	630	-
Amsterdam Exchange Index	12	Apr-19	1,475,171	1,457,873	17,298	-
Australian 10 Yr Bond	1,463	Jun-19	143,933,119	143,320,779	612,340	-
Australian 3 Yr Bond	24	Jun-19	1,936,600	1,933,864	2,736	-
Brent Crude (a)	216	Jun-19	14,597,280	14,524,335	72,945	-
Brent Crude (a)	42	Jul-19	2,822,820	2,817,529	5,291	-
Brent Crude (a)	13	Aug-19	870,220	866,865	3,355	-
Brent Crude (a)	6	Sep-19	400,320	397,697	2,623	-
Brent Crude (a)	4	Oct-19	266,040	266,925	-	(885)
Brent Crude (a)	2	Nov-19	132,660	133,592	-	(932)
CAC 40 10 Euro Index	283	Apr-19	16,961,715	16,884,936	76,779	-
Canadian 10 Yr Bond	482	Jun-19	50,149,497	49,204,024	945,473	-
Canadian Dollar	7	Jun-19	525,210	524,918	292	-
Cocoa (NYBOT) (a)	3	May-19	68,400	66,968	1,432	-
Copper (a)(b)	132	Jun-19	21,405,450	21,247,479	157,971	-
Copper (COMEX) (a)	45	May-19	3,303,000	3,293,969	9,031	-
Copper - 90 Day Settlement (a)(b)	1	Jun-19	73,443	70,720	2,723	-
Cotton No.2 (a)	3	May-19	116,415	116,362	53	-
DAX Index	2	Jun-19	646,944	644,030	2,914	-
SGX Nifty 50 Index	6	Apr-19	140,106	138,618	1,488	-
Euro-BTP	154	Jun-19	22,365,984	22,286,832	79,152	-
Dollar	92	Jun-19	8,909,740	8,865,427	44,313	-
Dow Jones Industrial Average Mini E-Cbot Index	236	Jun-19	30,600,940	30,198,345	402,595	-
Euro-Bobl	1,131	Jun-19	168,915,418	168,124,050	791,368	-
Euro-Bund	381	Jun-19	71,091,849	70,328,338	763,511	-
Euro-OAT	2	Jun-19	364,952	365,009	-	(57)
Euro-Schatz	336	Jun-19	42,204,473	42,145,644	58,829	-
Euro-Stoxx 50 Index	945	Jun-19	34,685,123	34,198,131	486,992	-
FTSE 100 Index	383	Jun-19	35,973,906	35,724,240	249,666	-
FTSE China A50 Index	57	Apr-19	748,125	728,944	19,181	-
Gasoline RBOB (a)	39	May-19	3,083,535	3,075,357	8,178	-
Gasoline RBOB (a)	1	Jul-19	77,784	77,311	473	-
Gasoline RBOB (a)	1	Aug-19	76,986	77,215	-	(229)
Gold (a)	131	Jun-19	17,010,350	17,157,896	-	(147,546)
Hang Seng Index	232	Apr-19	42,967,560	42,341,555	626,005	-
Heating Oil (a)	80	May-19	6,623,904	6,690,549	-	(66,645)
H-Shares Index	157	Apr-19	11,374,072	11,307,074	66,998	-
Japanese 10 Yr Bond	29	Jun-19	40,107,552	39,924,008	183,544	-
Lead (a)(b)	7	Jun-19	352,975	365,439	-	(12,464)
Lean Hogs (a)	7	Jun-19	247,940	260,657	-	(12,717)
Live Cattle (a)	13	Jun-19	618,800	624,551	-	(5,751)
Long Gilt	514	Jun-19	86,608,378	85,813,864	794,514	-
Low Sulphur Gasoil (a)	49	May-19	2,975,525	2,957,607	17,918	-
MSCI Emerging Markets Index	115	Jun-19	6,080,050	6,136,524	-	(56,474)
MSCI Taiwan Index	23	Apr-19	898,610	890,525	8,085	-
Nasdaq 100 E-Mini Index	236	Jun-19	34,930,360	33,941,320	989,040	-
Natural Gas (a)	129	May-19	3,433,980	3,718,631	-	(284,651)
Natural Gas (a)	8	Aug-19	223,760	231,405	-	(7,645)
Nickel (a)(b)	13	Jun-19	1,012,830	1,017,457	-	(4,627)
Nickel - 90 Day Settlement (a)(b)	1	Jun-19	77,898	79,825	-	(1,927)
Nikkei 225 Index (OSE)	45	Jun-19	8,611,838	8,710,275	-	(98,437)
OMX Stockholm 30 Index	96	Apr-19	1,596,592	1,603,956	-	(7,364)
Russell 2000 Mini Index	58	Jun-19	4,477,020	4,429,889	47,131	-
S&P 500 E-Mini Index	298	Jun-19	42,283,220	41,792,139	491,081	-
S&P MidCap 400 E-Mini Index	8	Jun-19	1,520,800	1,488,143	32,657	-
S&P/TSX 60 Index	28	Jun-19	4,010,746	4,010,534	212	-
SET 50 Index	96	Jun-19	655,468	653,250	2,218	-
Soybean (a)	31	May-19	1,370,588	1,400,732	-	(30,144)
Soybean Meal (a)	46	May-19	1,409,900	1,428,398	-	(18,498)
SPI 200 Index	30	Jun-19	3,286,292	3,272,234	14,058	-
TWSE Capitalization Weighted Stock Index	21	Apr-19	1,444,221	1,428,281	15,940	-
U.S. 10 Yr Note	1,650	Jun-19	204,960,938	203,502,604	1,458,334	-
U.S. 2 Yr Note	734	Jun-19	156,410,813	156,003,201	407,612	-
U.S. 5 Yr Note	2,380	Jun-19	275,670,938	274,481,224	1,189,714	-
U.S. Long Bond	665	Jun-19	99,521,406	97,900,964	1,620,442	-
WTI Crude (a)	3	May-19	180,420	181,627	-	(1,207)
WTI Crude (a)	1	Jun-19	60,280	59,032	1,248	-
WTI Crude (a)	1	Jul-19	60,400	59,182	1,218	-
WTI Crude (a)	1	Aug-19	60,490	59,742	748	-
WTI Crude (a)	1	Sep-19	60,530	60,042	488	-
WTI Crude (a)	2	Oct-19	120,940	119,884	1,056	-
WTI Crude (a)	1	Nov-19	60,370	60,232	138	-
Zinc (a)(b)	108	Jun-19	7,923,825	7,519,950	403,875	-
Total Purchase Contracts					14,780,313	(796,418)

Sale Contracts:
90 Day Euro	(50)	Jun-20	$12,221,875	$12,186,076	$-	$(35,799)
Aluminum - 90 Day Settlement (a)(b)	(1)	Jun-19	47,702	47,250	-	(452)
Aluminum (a)(b)	(278)	Jun-19	13,281,450	12,995,526	-	(285,924)
Australian 10 Yr Bond	(102)	Jun-19	10,034,981	10,030,974	-	(4,007)
British Pound	(69)	Jun-19	5,630,400	5,639,237	8,837	-
Canadian 10 Yr Bond	(90)	Jun-19	9,364,014	9,343,565	-	(20,449)
CBOE Volatility Index	(75)	Apr-19	1,141,875	1,197,546	55,671	-
CBOE Volatility Index	(47)	May-19	767,275	758,040	-	(9,235)
CBOE Volatility Index	(11)	Jun-19	183,425	180,799	-	(2,626)
CBOE Volatility Index	(6)	Jul-19	101,550	101,649	99	-
Cocoa (ICE) (a)	(113)	May-19	2,543,229	2,434,889	-	(108,340)
Coffee (a)	(18)	May-19	637,875	648,479	10,604	-
Coffee (a)	(68)	Jul-19	2,474,775	2,495,225	20,450	-
Copper (a)(b)	(82)	Jun-19	13,297,325	12,730,370	-	(566,955)
Copper - 90 Day Settlement (a)(b)	(1)	Jun-19	73,443	69,788	-	(3,655)
Corn (a)	(465)	May-19	8,288,625	8,868,618	579,993	-
Cotton No.2 (a)	(59)	Jul-19	2,310,145	2,310,228	83	-
DAX Index	(31)	Jun-19	10,027,637	9,976,952	-	(50,685)
Euro	(226)	Jun-19	31,890,013	31,935,317	45,304	-
Euro-Bund	(1)	Jun-19	186,593	186,783	190	-
Euro-Buxl 30 Yr Bond	(7)	Jun-19	1,504,969	1,514,680	9,711	-
Euro-Stoxx 50 Index	(11)	Jun-19	403,742	402,994	-	(748)
FTSE 100 Index	(77)	Jun-19	7,232,352	7,189,251	-	(43,101)
FTSE MIB Index	(25)	Jun-19	2,908,291	2,890,569	-	(17,722)
FTSE/JSE Top 40 Index	(3)	Jun-19	105,587	105,576	-	(11)
Gasoline RBOB (a)	(55)	May-19	4,348,575	4,148,176	-	(200,399)
Gasoline RBOB (a)	(3)	Jun-19	235,368	235,615	247	-
Gold (a)	(419)	Jun-19	54,407,150	54,249,174	-	(157,976)
Hang Seng Index	(3)	Apr-19	555,615	554,501	-	(1,114)
Hard Red Wheat (a)	(123)	Jul-19	2,692,163	3,176,520	484,357	-
Heating Oil (a)	(6)	May-19	496,793	497,299	506	-
Heating Oil (a)	(13)	Jun-19	1,078,241	1,080,801	2,560	-
Heating Oil (a)	(4)	Jul-19	332,623	333,670	1,047	-
Heating Oil (a)	(3)	Aug-19	250,450	250,495	45	-
IBEX 35 Index	(1)	Apr-19	103,071	103,187	116	-
Japanese 10 Yr Bond	(12)	Jun-19	16,596,228	16,546,017	-	(50,211)
Japanese Yen	(12)	Jun-19	1,361,775	1,361,917	142	-
KOSPI 200 Index	(26)	Jun-19	1,587,349	1,585,357	-	(1,992)
Lead (a)(b)	(8)	Jun-19	403,400	416,949	13,549	-
Low Sulphur Gasoil (a)	(30)	May-19	1,821,750	1,824,015	2,265	-
Low Sulphur Gasoil (a)	(43)	Jun-19	2,620,850	2,622,175	1,325	-
Low Sulphur Gasoil (a)	(11)	Jul-19	672,650	673,212	562	-
MSCI EAFE Index	(27)	Jun-19	2,519,640	2,514,428	-	(5,212)
Natural Gas (a)	(45)	May-19	1,197,900	1,213,133	15,233	-
Natural Gas (a)	(5)	Jun-19	135,650	138,671	3,021	-
Natural Gas (a)	(3)	Jul-19	83,160	83,424	264	-
Natural Gas (a)	(6)	Sep-19	167,580	172,799	5,219	-
Nickel (a)(b)	(11)	Jun-19	857,010	854,296	-	(2,714)
Nickel - 90 Day Settlement (a)(b)	(1)	Jun-19	77,898	77,829	-	(69)
Nikkei 225 Index (OSE)	(19)	Jun-19	3,636,109	3,613,847	-	(22,262)
Nikkei 225 Index (SGX)	(21)	Jun-19	2,009,429	2,002,208	-	(7,221)
Platinum (a)	(2)	Jul-19	85,410	84,816	-	(594)
Russell 2000 Mini Index	(14)	Jun-19	1,080,660	1,071,233	-	(9,427)
Silver (a)	(428)	May-19	32,335,400	32,446,556	111,156	-
Soybean (a)	(203)	May-19	8,975,138	9,119,834	144,696	-
Soybean Meal (a)	(76)	May-19	2,329,400	2,388,529	59,129	-
Soybean Oil (a)	(88)	May-19	1,497,408	1,585,388	87,980	-
Sugar (a)	(23)	May-19	322,773	323,787	1,014	-
Sugar (a)	(160)	Jul-19	2,266,880	2,272,483	5,603	-
Swiss Franc	(1)	Jun-19	126,425	126,498	73	-
Tokyo Price Index	(144)	Jun-19	20,684,652	20,627,586	-	(57,066)
U.S. 10 Yr Note	(160)	Jun-19	19,875,000	19,843,522	-	(31,478)
U.S. 2 Yr Note	(275)	Jun-19	58,600,781	58,481,114	-	(119,667)
U.S. 5 Yr Note	(14)	Jun-19	1,621,594	1,626,392	4,798	-
U.S. Ultra Bond	(7)	Jun-19	1,176,000	1,176,179	179	-
Wheat (a)	(282)	May-19	6,454,275	6,651,798	197,523	-
WTI Crude (a)	(49)	May-19	2,946,860	2,779,766	-	(167,094)
Zinc (a)(b)	(22)	Jun-19	1,614,113	1,495,407	-	(118,706)
Total Sale Contracts					1,873,551	(2,102,911)
Total Futures Contracts					$16,653,864	$(2,899,329)
Net Unrealized Appreciation					$13,754,535

(a)	Contract held by LCMFS Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an    ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

● a multiple of earnings;

● a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

● yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

● the fundamental analytical data relating to the investment;
● the nature and duration of restrictions (if any) on disposition of the securities;
● evaluation of the forces that influence the market in which these securities are purchased or sold;
● changes in interest rates;
● government (domestic or foreign) actions or pronouncements; and
● other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

● type of security;
● financial statements of the issuer;
● cost at date of purchase;
● size of holding;
● discount from market value of unrestricted securities of the same class at time of purchase;
● special reports prepared by analysts;
● information as to any transactions or offers with respect to the security;
● existence of merger proposals or tender offers affecting the securities;
● price and extent of public trading in similar securities of the issuer or comparable companies; and
● other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$98,561,660	$-	$98,561,660
Corporate Bonds	-	170,763,196	-	170,763,196
Mortgage Backed Securities	-	82,930,400	-	82,930,400
U.S. Government Agency Issues	-	74,339,134	-	74,339,134
U.S. Government Notes	-	62,814,256	-	62,814,256
Short Term Investments	29,214,181	9,862,098	-	39,076,279
Total Investments	$29,214,181	$499,270,744	$-	$528,484,925

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(2,014,458)	$-	$(2,014,458)
Sale	-	1,156,633	-	1,156,633
Total Forward Currency Contracts	-	(857,825)	-	(857,825)
Futures Contracts
Long	13,983,895	-	-	13,983,895
Short	(229,360)	-	-	(229,360)
Total Futures Contracts	13,754,535	-	-	13,754,535
Total Other Financial Instruments	$13,754,535	$(857,825)	$-	$12,896,710

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at March 31, 2019.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 14.64%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	2.68%	$200,691	$197,113
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.83%	72,326	70,683
Ally Auto Receivables Trust, 2017-3 A4	03/15/2022	2.01%	225,000	222,831
American Express Credit Account Master Trust
Series 2018-4 A	12/15/2023	2.99%	800,000	807,566
Series 2019-1 A	10/15/2024	2.87%	1,050,000	1,059,617
Asset Backed Securities Corp Home Equity Loan Trust Series, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	4.13%	543,080	549,558
BA Credit Card Trust, 2018-A3 A3	12/15/2023	3.10%	475,000	480,698
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	750,000	744,098
Barclays Dryrock Issuance Trust, 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.78%	725,000	725,843
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	290,000	291,398
Capital One Multi-Asset Execution Trust
Series 2016-A7 (1 Month LIBOR USD + 0.510%) (c)	09/16/2024	2.99%	526,000	529,342
Series 2015-A4	05/15/2025	2.75%	1,210,000	1,216,954
CarMax Auto Owner Trust
Series 2018-1	11/15/2022	2.48%	496,000	495,133
Series 2018-2 A3	01/17/2023	2.98%	1,000,000	1,005,939
Series 2018-4	09/15/2023	3.36%	900,000	915,145
Citibank Credit Card Issuance Trust
Series 2018-A6	12/09/2024	3.21%	1,500,000	1,531,861
Series 2018-A3	05/23/2025	3.29%	1,085,000	1,114,056
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.255	243,858	244,213
Countrywide Asset-Backed Certificates, 2004-AB1 (1 Month LIBOR USD + 0.975%) (c)	11/25/2034	3.46%	261,376	261,540
DB Master Finance LLC, 2019-1 (a)	05/20/2049	3.79%	960,000	962,592
Discover Card Execution Note Trust, 2019-1	07/15/2024	3.04%	645,000	653,660
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.83%	375,000	375,449
FirstEnergy Ohio PIRB Special Purpose Trust, 2013-1 A2	01/15/2022	1.73%	62,472	62,241
Ford Credit Auto Owner Trust
Series 2015-2 A (a)	01/15/2027	2.44%	1,350,000	1,344,407
Series 2016-1 A (a)	08/15/2027	2.31%	1,360,000	1,348,976
GLS Auto Receivables Trust, 2018-2A A (a)	04/18/2022	3.25%	278,535	278,662
GM Financial Consumer Automobile Receivables Trust, 2018-1 A3	07/18/2022	2.32%	445,000	443,280
Honda Auto Receivables Owner Trust, 2017-4	03/21/2024	2.21%	1,260,000	1,249,602
Hyundai Auto Receivables Trust, 2018-B	12/15/2022	3.20%	1,500,000	1,516,215
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	3.33%	470,905	468,841
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	3.18%	647,669	638,906
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	3.38%	595,735	595,190
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	3.48%	485,118	484,157
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	3.58%	489,014	491,771
Mercedes-Benz Auto Lease Trust, 2018-A A2	04/15/2020	2.20%	198,326	198,186
NRZ Advance Receivables Trust
Series 2017-T1 AT1 (a)	02/15/2051	3.21%	1,413,000	1,416,819
Series 2016-T3 AT3 (a)	10/16/2051	2.83%	1,110,000	1,103,756
Ocwen Master Advance Receivables Trust
Series 2016-T2 AT2 (a)	08/16/2049	2.72%	725,000	723,594
Series 2018-T2 AT2 (a)	08/15/2050	3.60%	735,000	739,087
OneMain Financial Issuance Trust
Series 2015-2 C (a)	07/18/2025	4.32%	328,579	329,146
Series 2016-2 B (a)	03/20/2028	5.94%	845,000	851,949
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	323,959	321,139
Prosper Marketplace Issuance Trust, 2018-1A A (a)	06/17/2024	3.11%	213,609	213,679
Santander Retail Auto Lease Trust, 2017-A A2A (a)	03/20/2020	2.02%	150,538	150,384
SMB Private Education Loan Trust, 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	2.78%	306,948	306,924
SoFi Professional Loan Program LLC
Series 2015-A A2 (a)	03/25/2030	2.42%	218,341	216,421
Series 2016-D A-2B (a)	04/25/2033	2.34%	1,302,532	1,278,950
Series 2015-C A2 (a)	08/25/2033	2.51%	331,915	326,821
Series 2015-D A2 (a)	10/27/2036	2.72%	124,947	124,372
Series 2016-A A2 (a)	12/26/2036	2.76%	743,531	738,452
Series 2017-B A2FX (a)	05/25/2040	2.74%	924,000	914,863
Series 2017-D A1FX (a)	09/25/2040	1.72%	55,304	55,026
SPS Servicer Advance Receivables Trust, 2018-T1 (a)	10/17/2050	3.62%	1,195,000	1,202,856
Starwood Waypoint Homes Trust, 2017-1 A (1 Month LIBOR USD + 0.950%) (a)(c)	01/22/2035	3.43%	627,925	627,242
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	1,035,000	1,052,812
Synchrony Credit Card Master Note Trust, 2018-1 A	03/15/2024	2.97%	1,400,000	1,406,165
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	128,966	128,683
Series 2016-PT1 A (a)	06/15/2022	1.93%	265,570	263,600
Toyota Auto Receivables Owner Trust
Series 2017-B A-4	09/15/2022	2.05%	650,000	643,748
Series 2019-A	07/17/2023	2.91%	1,355,000	1,364,640
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	1,230,000	1,212,722
Verizon Owner Trust
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.75%	475,000	475,143
Series 2018-A	04/20/2023	3.23%	705,000	713,473
Volkswagen Auto Loan Enhanced Trust, 2018-1	11/21/2022	3.02%	719,000	724,819
TOTAL ASSET BACKED SECURITIES (Cost $42,920,320)				43,203,008

CORPORATE BONDS: 26.14%
Aerospace/Defense: 0.18%
L3 Technologies, Inc.	02/15/2021	4.95%	515,000	532,059

Agriculture: 0.92%
Altria Group, Inc.	02/14/2024	3.80%	915,000	931,275
Archer-Daniels-Midland Co.	03/01/2021	4.48%	825,000	855,187
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	595,000	597,875
Reynolds American, Inc.	06/12/2020	3.25%	335,000	335,478
				2,719,815
Auto Manufacturers: 1.02%
American Honda Finance Corp.	02/12/2021	2.65%	520,000	519,587
General Motors Financial Co., Inc.	04/09/2021	3.55%	195,000	196,068
General Motors Financial Co., Inc.	05/09/2023	3.70%	1,065,000	1,059,343
Hyundai Capital America (a)	03/18/2021	3.00%	690,000	685,217
Toyota Motor Credit Corp.	01/08/2024	3.35%	545,000	559,781
				3,019,996
Banks: 9.33%
Bank of America Corp. (3 Month LIBOR USD + 0.660%) (c)	07/21/2021	2.37%	775,000	769,715
Bank of America Corp.	01/11/2023	3.30%	2,625,000	2,658,327
Bank of Montreal (b)	03/26/2022	2.90%	845,000	845,828
Bank of New York Mellon Corp.	02/07/2022	2.60%	385,000	384,779
BB&T Corp.	12/06/2023	3.75%	720,000	747,104
Citigroup, Inc.	10/26/2020	2.65%	805,000	802,988
Citigroup, Inc.	01/14/2022	4.50%	1,455,000	1,517,525
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	710,000	712,452
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	895,000	911,405
Danske Bank (a)(b)	01/12/2022	5.00%	575,000	589,684
Fifth Third Bancorp	07/27/2020	2.88%	190,000	190,296
Fifth Third Bancorp	03/15/2022	3.50%	790,000	803,370
Goldman Sachs Group, Inc.	09/15/2020	2.75%	250,000	249,705
Goldman Sachs Group, Inc.	02/25/2021	2.88%	1,125,000	1,125,493
Goldman Sachs Group, Inc.	02/23/2023	3.20%	590,000	590,967
HSBC Holdings PLC (b)	04/05/2021	5.10%	580,000	604,718
Huntington National Bank	04/01/2022	3.13%	780,000	785,841
JP Morgan Chase & Co.	05/10/2021	4.63%	130,000	134,861
JP Morgan Chase & Co.	09/23/2022	3.25%	910,000	922,733
JP Morgan Chase & Co.	01/25/2023	3.20%	2,450,000	2,483,684
KeyBank NA	02/01/2022	3.30%	695,000	706,457
Morgan Stanley	07/24/2020	5.50%	450,000	465,325
Morgan Stanley	07/28/2021	5.50%	910,000	962,888
Morgan Stanley	01/23/2023	3.13%	1,975,000	1,981,024
PNC Bank NA	01/22/2021	2.50%	705,000	704,307
State Street Corp.	08/18/2020	2.55%	305,000	304,828
State Street Corp.	05/15/2023	3.10%	740,000	750,469
SunTrust Banks, Inc.	03/03/2021	2.90%	915,000	917,275
SunTrust Banks, Inc.	08/01/2022	2.45%	305,000	301,017
Wells Fargo & Co.	02/13/2023	3.45%	1,640,000	1,657,567
Westpac Banking Corp. (b)	05/15/2023	3.65%	350,000	359,412
Zions Bancorp NA	03/04/2022	3.35%	590,000	594,921
				27,536,965
Beverages: 0.59%
Anheuser-Busch InBev Finance, Inc.	02/01/2023	3.30%	700,000	710,024
Heineken NV (a)(b)	04/01/2022	3.40%	280,000	285,533
PepsiCo, Inc.	03/05/2022	2.75%	740,000	747,063
				1,742,620
Biotechnology: 0.51%
Biogen, Inc.	09/15/2020	2.90%	770,000	769,708
Celgene Corp.	02/20/2023	3.25%	735,000	741,075
				1,510,783
Computers: 0.51%
Apple, Inc.	02/23/2021	2.25%	675,000	672,572
International Business Machines Corp.	08/01/2022	1.88%	855,000	830,430
				1,503,002
Diversified Financial Services: 2.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	1,165,000	1,180,036
Air Lease Corp.	07/03/2023	3.88%	1,155,000	1,167,564
American Express Credit Corp.	05/26/2020	2.38%	1,185,000	1,181,159
Capital One Bank USA NA	02/15/2023	3.38%	519,000	518,578
Capital One Financial Corp.	07/15/2021	4.75%	505,000	526,735
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	990,000	995,920
Charles Schwab Corp.	01/25/2023	2.65%	1,065,000	1,065,061
Dragon 2012 LLC	03/12/2024	1.97%	11,376	11,170
Helios Leasing I LLC	05/29/2024	2.02%	11,677	11,471
Helios Leasing I LLC	07/24/2024	1.73%	12,166	11,859
Helios Leasing I LLC	09/28/2024	1.56%	12,073	11,690
Mastercard, Inc.	11/21/2021	2.00%	450,000	444,146
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	12,147	11,840
National Rural Utilities Cooperative Finance Corp.	04/25/2022	2.40%	295,000	292,950
Phoenix 2012 LLC	07/03/2024	1.61%	12,184	11,846
Safina Ltd. (b)	01/15/2022	1.55%	8,057	7,919
Tagua Leasing LLC	11/16/2024	1.58%	12,615	12,242
Visa, Inc.	12/14/2022	2.80%	1,055,000	1,065,811
				8,527,997
Electric: 0.41%
Berkshire Hathaway Energy Co.	01/15/2021	2.38%	210,000	209,092
Dominion Energy, Inc.	08/15/2021	2.00%	440,000	429,699
Duke Energy Corp.	09/15/2021	3.55%	575,000	583,916
				1,222,707
Food: 0.42%
Sysco Corp.	10/01/2020	2.60%	625,000	624,016
Tyson Foods, Inc.	06/15/2022	4.50%	595,000	621,380
				1,245,396
Healthcare - Products: 0.24%
Abbott Laboratories	11/30/2021	2.90%	710,000	712,970

Healthcare - Services: 0.17%
UnitedHealth Group, Inc.	10/15/2020	3.88%	195,000	198,100
UnitedHealth Group, Inc.	03/15/2022	2.88%	300,000	301,948
				500,048
Insurance: 1.71%
American International Group, Inc.	08/15/2020	3.38%	685,000	691,872
Chubb INA Holdings, Inc.	11/03/2020	2.30%	165,000	164,181
Chubb INA Holdings, Inc.	03/13/2023	2.70%	220,000	219,377
Hartford Financial Services Group, Inc.	03/30/2020	5.50%	745,000	764,198
Lincoln National Corp.	09/01/2023	4.00%	650,000	679,285
Metropolitan Life Global Funding I (a)	01/11/2022	3.38%	930,000	943,711
Prudential Financial, Inc.	11/15/2020	4.50%	680,000	698,989
Unum Group	05/15/2021	3.00%	845,000	844,724
				5,006,337
Internet: 0.24%
Amazon.com, Inc.	02/22/2023	2.40%	720,000	713,414

Machinery - Construction & Mining: 0.14%
Caterpillar, Inc.	06/26/2022	2.60%	405,000	404,318

Machinery - Diversified: 0.16%
John Deere Capital Corp.	01/08/2021	2.55%	480,000	479,496

Media: 1.32%
21st Century Fox America, Inc.	02/15/2021	4.50%	830,000	850,184
CBS Corp.	03/01/2022	3.38%	795,000	801,146
Comcast Corp.	04/15/2024	3.70%	655,000	676,631
Discovery Communications LLC	04/01/2023	3.25%	510,000	507,682
Fox Corp. (a)	01/25/2022	3.67%	490,000	499,645
NBCUniversal Media LLC	01/15/2023	2.88%	550,000	552,010
				3,887,298
Miscellaneous Manufacturing: 0.43%
General Electric Co.	01/07/2021	4.63%	330,000	338,799
General Electric Co.	10/09/2022	2.70%	375,000	368,262
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	525,000	550,541
				1,257,602
Oil & Gas: 0.84%
BP Capital Markets PLC (b)	03/11/2021	4.74%	535,000	555,711
Chevron Corp.	12/05/2022	2.36%	370,000	367,308
ConocoPhillips Co.	12/15/2022	2.40%	440,000	436,828
Occidental Petroleum Corp.	02/01/2021	4.10%	605,000	618,970
Total Capital International SA (b)	06/19/2021	2.75%	505,000	506,152
				2,484,969
Oil & Gas Services: 0.21%
Schlumberger Holdings Corp. (a)	12/21/2020	3.00%	625,000	627,633

Packaging & Containers: 0.12%
Packaging Corp. of America	12/15/2020	2.45%	360,000	357,530

Pharmaceuticals: 0.41%
AbbVie, Inc.	05/14/2020	2.50%	685,000	682,979
CVS Health Corp.	07/20/2020	2.80%	540,000	539,338
				1,222,317
Pipelines: 0.21%
Enterprise Products Operating LLC	02/15/2021	2.80%	625,000	625,357

Real Estate Investment Trusts: 0.22%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	635,000	656,745

Retail: 0.15%
Home Depot Inc.	06/01/2022	2.63%	445,000	447,801

Semiconductors: 0.48%
Applied Materials, Inc.	06/15/2021	4.30%	880,000	912,821
Intel Corp.	12/15/2022	2.70%	505,000	507,983
				1,420,804
Software: 0.37%
Microsoft Corp.	02/06/2022	2.40%	445,000	444,363
Oracle Corp.	10/15/2022	2.50%	640,000	636,512
				1,080,875
Telecommunications: 1.32%
AT&T, Inc.	02/17/2021	2.80%	1,310,000	1,310,304
Cisco Systems, Inc.	03/04/2024	3.63%	500,000	525,210
Verizon Communications, Inc.	03/15/2021	3.45%	440,000	446,936
Verizon Communications, Inc.	11/01/2021	3.50%	557,000	568,313
Vodafone Group PLC (b)	03/16/2021	4.38%	1,020,000	1,048,568
				3,899,331
Transportation: 0.42%
Burlington Northern Santa Fe LLC	09/15/2021	3.45%	375,000	381,490
FedEx Corp.	01/14/2022	3.40%	860,000	871,485
				1,252,975
Utilities: 0.20%
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	590,000	590,516
TOTAL CORPORATE BONDS (Cost $76,178,667)				77,189,676

FOREIGN GOVERNMENT BOND: 0.00%*
Petroleos Mexicanos (b)	12/20/2022	2.00%	10,000	9,872
TOTAL FOREIGN GOVERNMENT BOND (Cost $10,000)				9,872

MORTGAGE BACKED SECURITIES: 11.87%
BX Trust, 2018-MCSF A (1 Month LIBOR USD + 0.577%) (a)(c)	04/16/2035	3.06%	865,000	851,453
Citigroup Commercial Mortgage Trust, 2012-GC8 A4A-4	09/12/2045	3.02%	1,242,714	1,253,391
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	3.48%	875,000	875,007
Deephaven Residential Mortgage Trust, 2018-3 (a)(d)	08/25/2058	3.79%	419,614	423,005
Fannie Mae Aces, 2010-M3 A3 (d)	03/25/2020	4.33%	102,437	103,432
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	3.79%	218,040	218,896
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.64%	177,880	178,390
Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	3.14%	302,715	302,585
Series 2018-C03 1M1 (1 Month LIBOR USD + 0.680%) (c)	10/25/2030	3.17%	415,317	415,140
Series 2018-C05 1M1 (1 Month LIBOR USD + 0.720%) (c)	01/27/2031	3.21%	702,521	702,345
Fannie Mae Pool	12/01/2027	2.50%	257,252	256,595
FHLMC Multifamily Structured Pass Through Certificates
Series K-710 A2	05/25/2019	1.88%	20,938	20,900
Series K-F08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	2.79%	344,119	343,472
Series K-052 A1	01/25/2025	2.60%	490,002	489,822
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	499,046	499,280
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	805,196	814,420
Freddie Mac Structured Agency Credit Risk Debt Notes, 2018-SPI2 M1 (a)(d)	05/25/2048	3.82%	411,513	411,104
GS Mortgage Securities Trust, 2010-C1 A1 (a)	08/12/2043	3.68%	61,676	61,813
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	335,000	344,917
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/17/2034	3.32%	435,000	433,360
Series 2010-C2 A3 (a)	11/15/2043	4.07%	303,414	306,943
Series 2012-C8 ASB	10/17/2045	2.38%	356,303	353,935
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	201,685	202,284
Series 2016-4 A5 (a)(d)	10/25/2046	3.50%	212,607	213,034
Series 2018-8 (a)(d)	01/25/2049	4.00%	1,067,064	1,081,819
Series 2018-9 (a)(d)	02/25/2049	4.00%	1,074,969	1,089,834
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18	02/15/2047	3.57%	963,380	979,000
Series 2014-C23	09/17/2047	3.66%	1,330,000	1,363,235
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 (d)	07/17/2046	3.91%	511,180	522,758
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	3.18%	560,000	557,356
New Residential Mortgage Loan Trust
Series 2018-NQM1 (a)(d)	11/25/2048	3.99%	777,460	793,313
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	861,630	872,022
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	139,403	140,455
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	319,544	321,391
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	596,555	607,127
Series 2017-3A A1 (a)(d)	04/25/2057	4.00%	1,352,114	1,381,321
Series 2017-6A A1 (a)(d)	08/25/2057	4.00%	267,491	271,675
Series 2018-5A A1 (a)(d)	12/25/2057	4.75%	1,359,069	1,408,991
OBX Trust
Series 2018-EXP1 (a)(d)	04/25/2048	4.50%	465,057	472,178
Series 2018-EXP2 (a)(d)	07/25/2058	4.00%	1,151,023	1,160,696
Sequoia Mortgage Trust
Series 2017-CH1 (a)(d)	08/25/2047	3.50%	446,988	447,382
Series 2017-CH2 (a)(d)	12/25/2047	4.00%	777,643	784,835
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	434,816	445,171
STACR Trust
Series 2018-DNA2 M1 (1 Month LIBOR USD + 0.800%) (a)(c)	12/26/2030	3.29%	900,000	899,755
Series 2018-DNA3 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/25/2048	3.24%	650,000	649,330
UBS-Barclays Commercial Mortgage Trust, 2012-C4 A-5	12/12/2045	2.85%	870,000	872,091
Verus Securitization Trust
Series 2018-2 A-1 (a)(d)	07/25/2058	3.68%	490,000	494,631
Series 2018-3 A-1 (a)(d)	10/25/2058	4.11%	388,020	394,370
VNDO Mortgage Trust
Series 2012-6AVE A (a)	11/15/2030	3.00%	1,500,000	1,510,059
Series 2013-PENN A (a)	12/13/2029	3.81%	605,000	612,954
Wells Fargo Commercial Trust, 2016-C32 A-SB	01/17/2059	3.32%	1,000,000	1,018,031
WFRBS Commercial Mortgage Trust
Series 2011-C2 A4 (a)(d)	02/15/2044	4.87%	1,177,244	1,211,629
Series 2011-C3 (a)	03/17/2044	4.38%	1,285,000	1,317,276
Series 2012-C10	12/15/2045	2.88%	975,000	971,880
Series 2013-C17	12/17/2046	3.56%	280,386	285,033
TOTAL MORTGAGE BACKED SECURITIES (Cost $34,776,121)				35,013,121

MUNICIPAL BONDS: 0.02%
County of Forsyth, NC	04/01/2020	3.55%	30,000	30,295
Maricopa County School District No. 28	07/01/2019	5.38%	15,000	15,095
TOTAL MUNICIPAL BONDS (Cost $45,516)				45,390

U.S. GOVERNMENT AGENCY ISSUES: 6.65%
Federal Farm Credit Banks	07/24/2019	1.40%	450,000	448,667
Federal Farm Credit Banks	04/05/2021	2.54%	2,895,000	2,904,892
Federal Farm Credit Banks	11/15/2021	3.05%	4,115,000	4,190,025
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,635,110
Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	1,013,682
Federal Home Loan Banks	06/09/2023	3.25%	1,000,000	1,037,500
Federal Home Loan Banks	09/08/2023	3.38%	4,235,000	4,430,025
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,430,749
Federal National Mortgage Association	01/19/2023	2.38%	220,000	220,593
Federal National Mortgage Association	09/12/2023	2.88%	1,240,000	1,269,020
Ginnie Mae II Pool (d)	07/20/2060	5.31%	5,211	5,242
Ginnie Mae II Pool (d)	07/20/2062	4.56%	9,093	9,144
Ginnie Mae II Pool (d)	08/20/2062	4.10%	20,259	20,356
Small Business Administration Participation Certificates	11/01/2032	2.09%	12,621	12,273
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $19,259,548)				19,627,278

U.S. GOVERNMENT NOTES: 8.93%
United States Treasury Note	05/15/2021	8.13%	3,165,000	3,542,575
United States Treasury Note	08/31/2021	1.13%	2,300,000	2,238,727
United States Treasury Note	05/15/2022	1.75%	3,600,000	3,547,266
United States Treasury Note	12/31/2023	2.63%	2,200,000	2,237,383
United States Treasury Note	05/15/2024	2.50%	9,795,000	9,907,490
United States Treasury Note	02/15/2025	2.00%	3,700,000	3,639,441
United States Treasury Note	02/15/2025	7.63%	960,000	1,239,075
TOTAL U.S. GOVERNMENT NOTES (Cost $26,006,694)				26,351,957

SHORT TERM INVESTMENTS: 10.94%
U.S. GOVERNMENT NOTES: 7.50%
United States Treasury Note	08/31/2019	1.00%	9,300,000	9,242,965
United States Treasury Note	11/15/2019	1.00%	10,555,000	10,459,758
United States Treasury Note	11/30/2019	1.00%	2,440,000	2,417,125
TOTAL U.S. GOVERNMENT NOTES (Cost 22,112,145)				22,119,848

MONEY MARKET FUND: 3.44%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 2.34% (e)(f)			10,136,627	10,136,627
TOTAL MONEY MARKET FUND (Cost $10,136,627)				10,136,627
TOTAL SHORT TERM INVESTMENTS (Cost $32,248,772)				32,256,475

TOTAL INVESTMENTS (Cost $231,445,638): 79.19%				233,696,777
Other Assets in Excess of Liabilities: 20.81% (g)				61,398,022
TOTAL NET ASSETS: 100.00%				$295,094,799

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $50,956,219 which represents 17.27% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2019.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
(f)	All or a portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts.
(g)	Includes assets pledged as collateral for swap contracts.

*	Amount rounds to less than 0.005% of net assets.

LIBOR London Interbank Offered Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2019 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation	Counterparty

12/16/2022	LoCorr Commodities Index^	0.50%	Quarterly	$193,945,098	$1,359,717	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of March 31, 2019 are shown below:^
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Value	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude	04/30/2019	2,691.50	$181,649,242	14.81%
WTI Crude	05/21/2019	1,057.66	63,570,525	5.18%
Natural Gas	08/28/2019	1,287.48	36,236,237	2.95%
Gasoline RBOB	05/31/2019	442.16	34,547,190	2.82%
Copper	12/27/2019	414.63	30,563,758	2.49%
Soybean Oil	07/12/2019	1,170.90	20,282,329	1.65%
Lean Hogs	04/12/2019	575.77	18,243,404	1.49%
Sugar No.11	06/28/2019	1,140.83	16,156,949	1.32%
Copper	07/29/2019	211.93	15,571,485	1.27%
Sugar No.11	09/30/2019	1,028.44	14,916,432	1.22%
Cotton No.2	07/09/2019	357.20	13,943,485	1.14%
Hard Red Wheat	12/13/2019	546.47	12,951,273	1.06%
Wheat	05/14/2019	453.72	10,438,414	0.85%
Coffee	03/19/2020	221.85	8,968,176	0.73%
Live Cattle	12/31/2019	160.89	7,764,669	0.63%
Feeder Cattle	04/18/2019	97.10	7,072,095	0.58%
Natural Gas	07/29/2019	246.73	6,957,756	0.57%
Soybean Oil	12/13/2019	378.49	6,726,472	0.55%
Lean Hogs	12/13/2019	215.47	6,445,733	0.53%
Soybean	05/14/2019	145.46	6,461,168	0.53%
WTI Crude	06/20/2019	79.96	4,815,292	0.39%
Heating Oil	04/30/2019	55.87	4,624,860	0.38%
Feeder Cattle	09/26/2019	47.49	3,751,558	0.31%
Soybean Meal	05/14/2019	119.45	3,667,740	0.30%
Total Purchase Contracts			536,326,242	43.75%

Sale Contracts:(1)
Brent Crude	05/31/2019	(1,990.21)	$133,562,739	10.89%
WTI Crude	04/22/2019	(1,213.71)	72,804,675	5.94%
Copper	05/29/2019	(633.31)	46,441,186	3.79%
Sugar No.11	04/30/2019	(2,214.55)	31,065,645	2.53%
Lean Hogs	06/14/2019	(827.85)	30,125,401	2.46%
Gasoline RBOB	04/30/2019	(351.61)	27,703,279	2.26%
Natural Gas	04/26/2019	(1,022.09)	27,478,942	2.24%
Soybean Oil	05/14/2019	(1,607.19)	27,521,450	2.24%
Brent Crude	06/28/2019	(310.19)	20,726,697	1.69%
Natural Gas	05/29/2019	(540.06)	14,794,864	1.21%
Cotton No.2	05/08/2019	(346.61)	13,389,476	1.09%
Silver	05/29/2019	(146.42)	11,078,782	0.90%
Wheat	07/12/2019	(475.88)	11,087,934	0.90%
Feeder Cattle	05/23/2019	(144.59)	10,795,492	0.88%
Corn	05/14/2019	(525.97)	9,549,630	0.78%
Brent Crude	07/31/2019	(132.94)	8,851,630	0.72%
Live Cattle	06/28/2019	(153.19)	7,301,607	0.59%
Hard Red Wheat	07/12/2019	(291.54)	6,446,654	0.52%
Low Sulphur Gasoil	04/11/2019	(97.29)	5,876,599	0.48%
Coffee	07/19/2019	(159.91)	5,848,212	0.48%
Gold	06/26/2019	(44.31)	5,762,610	0.47%
Coffee	05/20/2019	(163.09)	5,806,850	0.47%
Hard Red Wheat	05/14/2019	(249.15)	5,414,307	0.44%
Heating Oil	05/31/2019	(46.24)	3,835,142	0.31%
Total Sale Contracts			543,269,804	44.28%
Other Futures Contracts			47,197,750	3.85%
Total Futures Contracts			1,126,793,796	91.88%

Cash and Foreign Currency:		Quantity
Cash and Foreign Currency Purchased:(1)
U.S. Dollar		44,432,235	$44,432,235	3.62%
Total Cash and Foreign Currency Purchased			44,432,235	3.62%

Cash and Foreign Currency Sold:(1)
Euro		47,444,416	$53,221,026	4.34%
Total Cash and Foreign Currency Sold			53,221,026	4.34%
Other Cash and Foreign Currency			1,852,323	0.15%
Total Cash and Foreign Currency			99,505,584	8.11%
Forward Currency Contracts			110,309	0.01%
Total Underlying Positions			$1,226,409,689	100.00%

^
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$43,203,008	$-	$43,203,008
Corporate Bonds	-	77,189,676	-	77,189,676
Foreign Government Bond	-	9,872	-	9,872
Mortgage Backed Securities	-	35,013,121	-	35,013,121
Municipal Bonds	-	45,390	-	45,390
U.S. Government Agency Issues	-	19,627,278	-	19,627,278
U.S. Government Notes	-	26,351,957	-	26,351,957
Short Term Investments	10,136,627	22,119,848	-	32,256,475
Total Investments	$10,136,627	$223,560,150	$-	$233,696,777

Swap Contracts*
Total Return Swap Contracts	$-	$1,359,717	$-	$1,359,717
Total Swap Contracts	$-	$1,359,717	$-	$1,359,717

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at March 31, 2019.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2019 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 20.93%
Ally Auto Receivables Trust, 2018-3	01/17/2023	3.00%	$2,500,000	$2,513,561
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	1,800,000	1,785,836
Barclays Dryrock Issuance Trust, 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.78%	4,000,000	4,004,651
BMW Vehicle Lease Trust, 2018-1	07/20/2021	3.26%	2,450,000	2,470,899
Cabela's Credit Card Master Trust, 2015-II	07/17/2023	2.25%	2,500,000	2,486,114
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	2,400,000	2,411,566
CarMax Auto Owner Trust, 2018-4	09/15/2023	3.36%	2,750,000	2,796,277
CenterPoint Energy Residential Bond, 2009-1 A-3	08/15/2023	4.24%	1,784,283	1,839,107
Chase Issuance Trust, 2018-A1 A1 (1 Month LIBOR USD + 0.200%) (c)	04/17/2023	2.68%	3,050,000	3,048,174
Citibank Credit Card Issuance Trust
Series 2017-A4 A4 (1 Month LIBOR USD + 0.220%) (c)	04/07/2022	2.70%	2,150,000	2,151,063
Series 2018-A1 A1	01/20/2023	2.49%	3,000,000	2,995,661
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	2,416,580	2,407,682
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.83%	1,650,000	1,651,976
Ford Credit Auto Owner Trust, 2018-B A-3	04/15/2023	3.24%	2,000,000	2,023,690
GM Financial Consumer Automobile Receivables Trust, 2018-4	10/16/2023	3.21%	2,520,000	2,549,062
Mercedes-Benz Auto Receivables Trust, 2018-1 A3	01/17/2023	3.03%	2,625,000	2,645,072
Nissan Auto Lease Trust, 2018-A	09/15/2021	3.25%	3,450,000	3,476,771
Santander Retail Auto Lease Trust
Series 2017-A A2A (a)	03/20/2020	2.02%	517,143	516,612
Series 2018-A A2A (a)	10/20/2020	2.71%	2,014,564	2,013,928
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	1,410,563	1,407,468
Series 2016-PT1 A (a)	06/15/2022	1.93%	1,400,809	1,390,418
Toyota Auto Receivables Owner Trust
Series 2017-A A-4	09/15/2022	2.10%	2,170,000	2,153,006
Series 2018-D A-3	03/15/2023	3.18%	2,010,000	2,037,541
Verizon Owner Trust, 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.75%	1,250,000	1,250,376
World Omni Auto Trust, 2018-B	07/17/2023	2.87%	2,025,000	2,034,517
TOTAL ASSET BACKED SECURITIES (Cost $55,783,509)				56,061,028

MORTGAGE BACKED SECURITIES: 11.10%
Fannie Mae Aces
Series 2010-M1 A2	09/25/2019	4.45%	1,538,029	1,541,965
Series 2010-M3 A3 (d)	03/25/2020	4.33%	1,050,122	1,060,327
Series 2010-M7 A2	11/25/2020	3.66%	377,925	380,915
Series 2015-M17 FA (1 Month LIBOR USD + 0.930%) (c)	11/25/2022	3.41%	1,709,475	1,712,658
FHLMC Multifamily Structured Pass Through Certificates
Series K-006 A1	07/25/2019	3.40%	398,244	397,974
Series K-P04 AG1 (1 Month LIBOR USD + 0.220%) (c)	07/25/2020	2.71%	3,450,000	3,446,872
Series K-I03 (1 Month LIBOR USD + 0.250%) (c)	02/25/2021	2.74%	2,425,000	2,421,809
Series K-F08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	2.79%	1,588,243	1,585,253
Series K-J22	03/25/2022	3.17%	2,637,118	2,671,305
Series K-S05 A (1 Month LIBOR USD + 0.500%) (c)	01/25/2023	2.99%	2,918,763	2,919,680
Series K-102 A (1 Month LIBOR USD + 0.200%) (c)	02/25/2023	2.69%	1,958,201	1,954,888
FREMF Multifamily Aggregation Risk Transfer Trust, 2017-KT01 A (1 Month LIBOR USD + 0.320%) (c)	02/25/2020	2.80%	5,890,000	5,884,400
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	2.93%	3,756,947	3,764,242
TOTAL MORTGAGE BACKED SECURITIES (Cost $29,725,764)				29,742,288

MUNICIPAL BOND: 0.41%
Tennessee Valley Authority	03/15/2020	2.25%	1,110,000	1,107,556
TOTAL MUNICIPAL BOND (Cost $1,107,602)				1,107,556

U.S. GOVERNMENT AGENCY ISSUES: 28.47%
Federal Farm Credit Banks	10/13/2020	1.68%	8,000,000	7,921,195
Federal Farm Credit Banks	10/26/2020	1.75%	10,095,000	10,004,710
Federal Farm Credit Banks	04/05/2021	2.54%	16,255,000	16,310,543
Federal Farm Credit Banks	11/15/2021	3.05%	2,500,000	2,545,580
Federal Home Loan Banks	06/10/2022	2.75%	5,000,000	5,068,410
Federal Home Loan Banks	12/09/2022	3.00%	9,500,000	9,742,265
Federal Home Loan Mortgage Corp.	09/29/2020	1.63%	4,140,000	4,095,630
Federal Home Loan Mortgage Corp.	11/17/2020	1.88%	3,715,000	3,686,699
Federal Home Loan Mortgage Corp.	02/16/2021	2.38%	10,000,000	10,009,670
Federal National Mortgage Association	10/30/2020	2.88%	4,000,000	4,033,772
Federal National Mortgage Association	01/11/2022	2.63%	2,835,000	2,860,659
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $76,095,271)				76,279,133

U.S. GOVERNMENT NOTES: 14.14%
United States Treasury Note	02/15/2020	3.63%	3,550,000	3,585,500
United States Treasury Note	07/15/2020	1.50%	4,820,000	4,766,340
United States Treasury Note	02/15/2021	2.25%	3,055,000	3,051,659
United States Treasury Note	07/31/2021	2.25%	12,330,000	12,323,739
United States Treasury Note	08/15/2021	2.75%	4,000,000	4,044,375
United States Treasury Note	12/31/2021	2.13%	3,000,000	2,990,156
United States Treasury Note	11/30/2022	2.00%	5,665,000	5,618,529
United States Treasury Note	01/31/2023	2.38%	1,500,000	1,507,617
TOTAL U.S. GOVERNMENT NOTES (Cost $37,556,607)				37,887,915

SHORT TERM INVESTMENTS: 9.52%
U.S. GOVERNMENT NOTES: 5.22%
United States Treasury Note	11/15/2019	1.00%	6,000,000	5,945,859
United States Treasury Note	11/15/2019	3.38%	8,000,000	8,042,812
TOTAL US GOVERNMENT NOTES (Cost $13,990,054)				13,988,671

MONEY MARKET FUND: 4.30%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 2.34% (e)(f)			11,521,363	11,521,363
TOTAL MONEY MARKET FUND (Cost $11,521,363)				11,521,363
TOTAL SHORT TERM INVESTMENTS (Cost $25,511,417)				25,510,034

TOTAL INVESTMENTS (Cost $225,780,170): 84.57%				226,587,954
Other Assets in Excess of Liabilities: 15.43% (g)				41,336,032
TOTAL NET ASSETS: 100.00%				$267,923,986

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2019, the value of these securities total $10,016,614 which represents 3.74% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31,2019.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31,2019.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31,2019.
(f)	All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR London Interbank Offered Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
March 31, 2019 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	March 31, 2019	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$304,592	06/21/2019	AUD	$304,378	USD	$304,592	$–	$(214)
323,877	06/21/2019	CAD	323,205	USD	323,877	–	(672)
225,736	06/21/2019	CHF	226,779	USD	225,736	1,043	–
9,841,889	06/21/2019	EUR	9,725,587	USD	9,841,889	–	(116,302)
18,770,759	06/21/2019	GBP	18,514,425	USD	18,770,759	–	(256,334)
11,165,383	06/21/2019	JPY	11,156,116	USD	11,165,383	–	(9,267)
17,003,620	06/21/2019	MXN	16,952,436	USD	17,003,620	–	(51,184)
6,570,438	06/21/2019	NZD	6,501,918	USD	6,570,438	–	(68,520)
Total Purchase Contracts			63,704,844		64,206,294	1,043	(502,493)

Sale Contracts:
$56,756,701	06/21/2019	USD	$56,996,885	AUD	$56,756,701	$–	$(240,184)
60,725,142	06/21/2019	USD	60,511,324	CAD	60,725,142	213,818	–
41,966,327	06/21/2019	USD	42,355,989	CHF	41,966,327	–	(389,662)
97,694,243	06/21/2019	USD	96,867,204	EUR	97,694,243	827,039	–
24,430,856	06/21/2019	USD	24,370,242	GBP	24,430,856	60,614	–
111,008,866	06/21/2019	USD	111,337,976	JPY	111,008,866	–	(329,110)
91,874	06/21/2019	USD	90,620	MXN	91,874	1,254	–
11,771,698	06/21/2019	USD	11,690,764	NZD	11,771,698	80,934	–
Total Sale Contracts			404,221,004		404,445,707	1,183,659	(958,956)
Net Forward Currency Contracts			$(340,516,160)		$(340,239,413)	$1,184,702	$(1,461,449)
Net Unrealized Depreciation							$(276,747)

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2019.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2019 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value at Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
10 Yr Mini JGB	13	Jun-19	$1,797,925	$1,791,905	$6,020	$-
3 Mo Euro Euribor	840	Jun-20	236,216,431	235,816,608	399,823	-
90 Day Euro	1,812	Jun-20	442,920,750	441,679,335	1,241,415	-
90 Day Sterling	1,319	Jun-20	212,927,930	212,429,180	498,750	-
Aluminum (a)(b)	29	Jun-19	1,385,475	1,377,285	8,190	-
Australian 10 Yr Bond	445	Jun-19	43,780,067	42,929,071	850,996	-
Brent Crude (a)	96	Jun-19	6,487,680	6,436,442	51,238	-
CAC 40 10 Euro Index	200	Apr-19	11,987,077	11,857,170	129,907	-
Canadian 10 Yr Bond	658	Jun-19	68,461,346	67,142,695	1,318,651	-
Copper (a)(b)	153	Jun-19	24,810,863	24,697,728	113,135	-
Description	1,221	Jun-19	44,815,381	44,167,771	647,610	-
Dollar	125	Jun-19	12,105,625	12,046,353	59,272	-
Dow Jones Industrial Average Mini E-Cbot Index	293	Jun-19	37,991,845	37,489,652	502,193	-
Euro-Bobl	653	Jun-19	97,525,879	96,678,145	847,734	-
Euro-Bund	237	Jun-19	44,222,489	43,250,615	971,874	-
Euro-Schatz	211	Jun-19	26,503,405	26,451,439	51,966	-
FTSE 100 Index	522	Jun-19	49,029,710	48,688,137	341,573	-
Gold (a)	179	Jun-19	23,243,150	23,441,456	-	(198,306)
Hang Seng Index	192	Apr-19	35,559,360	35,010,856	548,504	-
Heating Oil (a)	109	May-19	9,025,069	9,118,946	-	(93,877)
Japanese 10 Yr Bond	40	Jun-19	55,320,762	55,058,028	262,734	-
Long Gilt	445	Jun-19	74,981,961	73,935,903	1,046,058	-
Low Sulphur Gasoil (a)	67	May-19	4,068,575	4,044,053	24,522	-
Nasdaq 100 E-Mini Index	232	Jun-19	34,338,320	33,095,988	1,242,332	-
Natural Gas (a)	176	May-19	4,685,120	5,076,309	-	(391,189)
Nikkei 225 Index	61	Jun-19	11,673,825	11,819,108	-	(145,283)
S&P 500 E-Mini Index	280	Jun-19	39,729,200	39,245,311	483,889	-
U.S. 10 Yr Note	1,282	Jun-19	159,248,438	157,199,528	2,048,910	-
U.S. 2 Yr Note	1,002	Jun-19	213,519,938	212,960,618	559,320	-
U.S. 5 Yr Note	1,796	Jun-19	208,027,313	206,212,134	1,815,179	-
U.S. Long Bond	584	Jun-19	87,399,250	85,293,005	2,106,245	-
Zinc (a)(b)	129	Jun-19	9,464,569	9,001,766	462,803	-
Total Purchase Contracts					18,640,843	(828,655)

Sales Contracts:
Aluminum (a)(b)	(341)	Jun-19	$16,291,275	$15,859,448	$-	$(431,827)
Cocoa (a)	(155)	May-19	3,488,499	3,340,278	-	(148,221)
Coffee (a)	(93)	Jul-19	3,384,619	3,412,467	27,848	-
Copper (a)(b)	(81)	Jun-19	13,135,163	12,438,390	-	(696,773)
Corn (a)	(434)	May-19	7,736,050	8,405,167	669,117	-
Cotton No.2 (a)	(80)	Jul-19	3,132,400	3,132,984	584	-
DAX Index	(43)	Jun-19	13,909,303	13,841,245	-	(68,058)
Gasoline RBOB (a)	(75)	May-19	5,929,875	5,656,643	-	(273,232)
Hard Red Wheat (a)	(168)	Jul-19	3,677,100	4,363,875	686,775	-
Russell 2000 Mini Index	(19)	Jun-19	1,466,610	1,453,930	-	(12,680)
Silver (a)	(85)	May-19	6,421,750	6,664,556	242,806	-
Soybean (a)	(227)	May-19	10,036,238	10,207,347	171,109	-
Soybean Meal (a)	(104)	May-19	3,187,600	3,271,592	83,992	-
Soybean Oil (a)	(85)	May-19	1,446,360	1,551,728	105,368	-
Sugar (a)	(219)	Jul-19	3,102,792	3,110,517	7,725	-
Tokyo Price Index	(67)	Jun-19	9,624,109	9,650,768	26,659	-
Wheat (a)	(189)	May-19	4,325,738	4,569,887	244,149	-
WTI Crude (a)	(67)	May-19	4,029,380	3,802,182	-	(227,198)
Zinc (a)(b)	(9)	Jun-19	660,319	586,815	-	(73,504)
Total Sale Contracts					2,266,132	(1,931,493)
Total Futures Contracts					$20,906,975	$(2,760,148)
Net Unrealized Appreciation					$18,146,827

(a)	Contract held by LCMT Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

● a multiple of earnings;

● a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

● yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

● the fundamental analytical data relating to the investment;
● the nature and duration of restrictions (if any) on disposition of the securities;
● evaluation of the forces that influence the market in which these securities are purchased or sold;
● changes in interest rates;
● government (domestic or foreign) actions or pronouncements; and
● other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

● type of security;
● financial statements of the issuer;
● cost at date of purchase;
● size of holding;
● discount from market value of unrestricted securities of the same class at time of purchase;
● special reports prepared by analysts;
● information as to any transactions or offers with respect to the security;
● existence of merger proposals or tender offers affecting the securities;
● price and extent of public trading in similar securities of the issuer or comparable companies; and
● other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$56,061,028	$-	$56,061,028
Mortgage Backed Securities	-	29,742,288	-	29,742,288
Municipal Bond	-	1,107,556	-	1,107,556
U.S. Government Agency Issues	-	76,279,133	-	76,279,133
U.S. Government Notes	-	37,887,915	-	37,887,915
Short Term Investments	11,521,363	13,988,671	-	25,510,034
Total Investments	$11,521,363	$215,066,591	$-	$226,587,954

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(501,450)	$-	$(501,450)
Sale	-	224,703	-	224,703
Total Forward Currency Contracts	-	(276,747)	-	(276,747)
Futures Contracts
Long	17,812,188	-	-	17,812,188
Short	334,639	-	-	334,639
Total Futures Contracts	18,146,827	-	-	18,146,827
Total Other Financial Instruments	$18,146,827	$(276,747)	$-	$17,870,080

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at March 31, 2019.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

LoCorr Dynamic Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS: 72.89%
Advertising: 0.09%
Hakuhodo DY Holdings, Inc. (b)	1,500	$24,064

Aerospace/Defense: 0.25%
Spirit AeroSystems Holdings, Inc.	710	64,986

Airlines: 4.95%
Air Canada - ADR (a)(b)	34,947	842,436
JetBlue Airways Corp. (a)	17,066	279,200
Southwest Airlines Co.	1,465	76,048
United Continental Holdings, Inc. (a)	912	72,759
		1,270,443
Apparel: 0.76%
Hanesbrands, Inc.	2,514	44,950
Kering (b)	133	76,268
Moncler SpA (b)	1,816	73,173
		194,391
Auto Manufacturers: 2.66%
Honda Motor Co. Ltd. (b)	200	5,405
Peugeot (b)	3,028	73,844
REV Group, Inc.	55,227	604,736
		683,985
Auto Parts & Equipment: 4.92%
Allison Transmission Holdings, Inc.	1,600	71,872
American Axle & Manufacturing Holdings, Inc. (a)	11,615	166,211
Bridgestone Corp. (b)	400	15,397
Lear Corp.	6,907	937,349
TS Tech Co. Ltd. (b)	2,545	73,137
		1,263,966
Banks: 2.19%
Citizens Financial Group, Inc.	2,088	67,860
East West Bancorp, Inc.	1,406	67,446
Texas Capital Bancshares, Inc. (a)	6,807	371,594
Umpqua Holdings Corp.	3,359	55,424
		562,324
Beverages: 0.59%
Cott Corp. (b)	5,792	84,621
Monster Beverage Corp. (a)	1,240	67,679
		152,300
Biotechnology: 0.78%
Biogen, Inc. (a)	231	54,604
Exelixis, Inc. (a)	262	6,236
Incyte Corp. (a)	702	60,379
Ionis Pharmaceuticals, Inc. (a)	78	6,331
Vertex Pharmaceuticals, Inc. (a)	399	73,396
		200,946
Chemicals: 0.75%
Celanese Corp.	436	42,994
Covestro (b)	1,351	74,289
Daicel Corp. (b)	7,000	75,918
		193,201
Commercial Services: 0.98%
Adtalem Global Education, Inc. (a)	861	39,882
Robert Half International, Inc.	1,129	73,566
ServiceMaster Global Holdings, Inc. (a)	1,532	71,544
United Rentals, Inc. (a)	578	66,037
		251,029
Diversified Financial Services: 11.42%
Credit Acceptance Corp. (a)	3,374	1,524,804
Evercore Partners, Inc.	481	43,771
Raymond James Financial, Inc.	1,567	126,002
SEI Investments Co.	1,439	75,188
Synchrony Financial	35,391	1,128,973
TD Ameritrade Holding Corp.	669	33,443
		2,932,181
Diversified Holding Companies: 0.30%
Swire Pacific Ltd. (b)	500	6,433
Swire Pacific Ltd. (b)	35,000	70,000
		76,433
Electric: 1.18%
CenterPoint Energy, Inc.	2,438	74,847
Contact Energy Ltd. (b)	1,421	6,716
NRG Energy, Inc.	1,721	73,108
OGE Energy Corp.	1,732	74,684
Red Electrica Corp. (b)	3,442	73,361
		302,716
Electronics: 1.32%
ADT, Inc.	8,458	54,047
Avnet, Inc.	4,684	203,145
Gentex Corp.	3,585	74,138
Taiyo Yuden Co. Ltd. (b)	400	7,857
		339,187
Energy-Alternate Sources: 0.87%
First Solar, Inc. (a)	4,243	224,200

Engineering & Construction: 6.36%
CIMIC Group Ltd. (b)	2,149	73,640
Frontdoor, Inc. (a)	15,997	550,617
MasTec, Inc. (a)	20,949	1,007,647
		1,631,904
Entertainment: 3.88%
Madison Square Garden Co. (a)	868	254,437
Marriott Vacations Worldwide Corp.	7,945	742,858
		997,295
Food: 1.55%
Chocoladefabriken Lindt & Spruengli (b)	11	74,788
Colruyt (b)	1,040	76,881
First Pacific Co. Ltd. (b)	144,000	52,464
Metro AG (b)	3,462	57,437
US Foods Holding Corp. (a)	2,125	74,184
Wesfarmers, Ltd. (b)	2,488	61,213
		396,967
Food Service: 1.28%
Aramark	11,132	328,951

Hand & Machine Tools: 0.02%
Regal Beloit Corp.	75	6,140

Healthcare - Products: 0.48%
Ambu (b)	265	7,012
GN Store Nord (b)	1,580	73,357
Henry Schein, Inc. (a)	706	42,438
		122,807
Healthcare - Services: 2.04%
Molina Healthcare, Inc. (a)	522	74,103
Syneos Health, Inc. (a)	8,666	448,552
		522,655
Home Builders: 0.92%
Lennar Corp.	3,228	158,463
Skyline Champion Corp.	4,127	78,413
		236,876
Home Furnishings: 0.06%
Rational (b)	26	16,041

Housewares: 0.29%
Toro Co.	1,097	75,517

Insurance: 2.14%
Allianz (b)	330	73,399
Dai-ichi Life Holdings, Inc. (b)	5,000	69,386
First American Financial Corp.	1,469	75,654
Grupo Catalana Occidente (b)	1,258	44,875
Old Republic International Corp.	3,569	74,663
Reinsurance Group of America, Inc.	425	60,342
Sompo Holdings, Inc. (b)	2,100	77,649
Tokio Marine Holdings, Inc. (b)	1,500	72,571
		548,539
Internet: 1.00%
CDW Corp.	764	73,627
Groupon, Inc. (a)	9,569	33,970
Kakaku.com, Inc. (b)	3,900	74,847
TripAdvisor, Inc. (a)	1,422	73,162
		255,606
Investment Companies: 0.30%
EXOR (b)	1,201	78,005

Iron & Steel: 0.66%
BlueScope Steel Ltd. (b)	7,642	75,696
Commercial Metals Co.	5,212	89,021
Steel Dynamics, Inc.	169	5,961
		170,678
Leisure Time: 0.59%
Callaway Golf Co.	9,570	152,450

Lodging: 1.34%
Extended Stay America, Inc.	11,504	206,497
Wyndham Destinations, Inc.	1,300	52,637
Wynn Resorts Ltd.	705	84,121
		343,255
Machinery - Diversified: 0.29%
Atlas Copco (b)	3,019	74,718

Media: 0.81%
DISH Network Corp. (a)	2,926	92,725
Mediaset Espana Comunicacion (b)	9,680	72,275
RTL Group (b)	767	41,901
		206,901
Mining: 0.66%
BHP Group Ltd. (b)	332	9,074
Boliden (b)	2,808	79,915
Rio Tinto Ltd. (b)	1,150	79,949
		168,938
Miscellaneous Manufacturing: 0.63%
Carlisle Cos, Inc.	363	44,511
Knorr-Bremse (a)(b)	750	74,482
Nikon Corp. (b)	3,000	42,254
		161,247
Oil & Gas: 0.84%
Cabot Oil & Gas Corp.	2,305	60,161
EQT Corp.	4,067	84,350
HollyFrontier Corp.	1,433	70,604
		215,115
Oil & Gas Services: 0.17%
Apergy Corp. (a)	1,082	44,427

Packaging & Containers: 1.29%
Graphic Packaging Holding Co.	26,182	330,679

Pharmaceuticals: 1.72%
Alfresa Holdings Corp. (b)	1,000	28,422
Astellas Pharma, Inc. (b)	4,700	70,332
Eisai Co. Ltd. (b)	900	50,453
Nektar Therapeutics (a)	1,968	66,125
Premier, Inc. (a)	1,296	44,699
Shionogi & Co. Ltd. (b)	700	43,277
Sumitomo Dainippon Pharma Co. Ltd. (b)	2,800	69,147
Suzuken Co. Ltd. (b)	1,200	69,404
		441,859
Real Estate: 0.25%
Fastighets AB Balder (a)(b)	1,997	64,008

Retail: 4.00%
Advance Auto Parts, Inc.	3,178	541,944
Casey's General Stores, Inc.	573	73,785
Children's Place, Inc.	1,705	165,862
Lowe's Cos, Inc.	52	5,692
Michaels Companies, Inc. (a)	4,400	50,248
Ross Stores, Inc.	817	76,063
Ryohin Keikaku Co. Ltd. (b)	300	75,900
Sugi Holdings Co. Ltd. (b)	200	8,797
Ulta Beauty, Inc. (a)	79	27,550
		1,025,841
Semiconductors: 1.93%
Advanced Micro Devices, Inc. (a)	1,366	34,860
Advantest Corp. (b)	3,300	76,612
Broadcom, Inc.	164	49,316
Microchip Technology, Inc.	1,527	126,680
Micron Technology, Inc. (a)	1,909	78,899
NXP Semiconductors (b)	793	70,093
ON Semiconductor Corp. (a)	2,834	58,295
		494,755
Software: 0.79%
Amadeus IT Group (b)	1,000	80,093
Cadence Design System, Inc. (a)	1,222	77,609
Electronic Arts, Inc. (a)	444	45,124
		202,826
Telecommunications: 0.98%
Intelsat (a)(b)	6,658	104,264
Nippon Telegraph & Telephone Corp. (b)	1,700	72,138
Telenor ASA (b)	3,699	74,066
		250,468
Toys, Games & Hobbies: 1.34%
Nintendo Co. Ltd. (b)	1,212	345,130

Transportation: 0.27%
Schneider National, Inc.	3,339	70,286
TOTAL COMMON STOCKS (Cost $17,122,973)		18,717,236

REAL ESTATE INVESTMENT TRUSTS: 1.93%
Apartment Investment & Management Co.	1,342	67,510
Brixmor Property Group, Inc.	4,205	77,246
Champion Real Estate (b)	72,000	62,370
Douglas Emmett, Inc.	1,803	72,877
Equity LifeStyle Properties, Inc.	654	74,752
Kimco Realty Corp.	4,834	89,429
SBA Communications Corp. (a)	32	6,389
VICI Properties, Inc.	1,743	38,137
Weingarten Realty Investors	213	6,256
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $437,750)		494,966

SHORT TERM INVESTMENT: 13.86%
MONEY MARKET FUND: 13.86%
STIT-Government & Agency Portfolio, Institutional Class, 2.34% (c)	3,558,104	3,558,104
TOTAL MONEY MARKET FUND (Cost $3,558,104)		3,558,104
TOTAL SHORT TERM INVESTMENT (Cost $3,558,104)		3,558,104

TOTAL INVESTMENTS (Cost $21,118,827): 88.68%		22,770,306
Other Assets in Excess of Liabilities: 11.32% (d)		2,907,309
TOTAL NET ASSETS: 100.00%		$25,677,615

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
(d)	Includes assets pledged as collateral for securities sold short.

ADR	American Depository Receipt

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS: (27.90)%
Aerospace/Defense: (0.46)%
General Dynamics Corp.	(345)	$(58,402)
United Technologies Corp.	(468)	(60,321)
		(118,723)
Agriculture: (0.45)%
Bunge Ltd. (b)	(1,140)	(60,500)
Japan Tobacco, Inc. (b)	(2,200)	(54,489)
		(114,989)
Auto Manufacturers: (0.71)%
Daimler (b)	(1,029)	(60,311)
PACCAR, Inc.	(1,218)	(82,995)
Tesla Motors, Inc. (a)	(140)	(39,180)
		(182,486)
Banks: (0.88)%
Goldman Sachs Group, Inc.	(300)	(57,597)
Israel Discount Bank Ltd. (b)	(9,444)	(32,575)
UBS Group (b)	(3,621)	(43,892)
Unione di Banche Italiane SpA (b)	(15,686)	(41,491)
Yamaguchi Financial Group, Inc. (b)	(6,000)	(50,780)
		(226,335)
Beverages: (0.34)%
Brown-Forman Corp.	(1,661)	(87,668)

Biotechnology: (0.93)%
Alnylam Pharmaceuticals, Inc. (a)	(645)	(60,275)
Bluebird Bio, Inc. (a)	(388)	(61,044)
Sage Therapeutics, Inc. (a)	(372)	(59,167)
Seattle Genetics, Inc. (a)	(810)	(59,324)
		(239,810)
Building Materials: (0.05)%
TOTO Ltd. (b)	(300)	(12,709)

Chemicals: (0.84)%
Albemarle Corp.	(687)	(56,320)
International Flavors & Fragrances, Inc.	(307)	(39,539)
OCI Co. Ltd. (a)(b)	(2,246)	(61,727)
Umicore (b)	(1,302)	(57,822)
		(215,408)
Commercial Services: (0.97)%
2U, Inc. (a)	(858)	(60,789)
Elis (b)	(2,886)	(46,392)
Macquarie Infrastructure Corp.	(960)	(39,571)
Robert Half International, Inc.	(945)	(61,576)
Service Corp International, Inc.	(1,029)	(41,314)
		(249,642)
Computers: (0.32)%
NCR Corp. (a)	(2,112)	(57,636)
Nutanix, Inc. (a)	(671)	(25,324)
		(82,960)
Cosmetics & Personal Care: (0.04)%
Unicharm Corp. (b)	(300)	(9,915)

Distribution & Wholesale: (0.06)%
Fossil Group, Inc. (a)	(1,054)	(14,461)

Diversified Financial Services: (1.15)%
Aiful Corp. (a)(b)	(22,900)	(57,441)
BGC Partners, Inc.	(10,296)	(54,672)
Credit Acceptance Corp. (a)	(60)	(27,116)
Interactive Brokers Group, Inc.	(1,099)	(57,016)
Nomura Holdings, Inc. (b)	(15,900)	(57,414)
SBI Holdings, Inc. (b)	(1,900)	(42,276)
		(295,935)
Electric: (0.86)%
PPL Corp.	(1,824)	(57,894)
RWE (b)	(2,420)	(64,880)
Sempra Energy	(476)	(59,909)
Vistra Energy Corp.	(1,481)	(38,550)
		(221,233)
Electrical Components & Equipment: (0.21)%
OSRAM Licht (b)	(1,352)	(46,530)
Prysmian Spa (b)	(323)	(6,111)
		(52,641)
Electronics: (0.77)%
Flex Ltd. (a)(b)	(5,849)	(58,490)
Fujitsu General Ltd. (b)	(4,600)	(64,997)
Ibiden Co. Ltd. (b)	(3,800)	(57,670)
PerkinElmer, Inc.	(64)	(6,167)
Trimble, Inc. (a)	(270)	(10,908)
		(198,232)
Energy - Alternate Sources: (0.30)%
First Solar, Inc. (a)	(1,083)	(57,226)
SolarEdge Technologies, Inc. (a)	(546)	(20,573)
		(77,799)
Engineering & Construction: (0.78)%
Boskalis Westminster (b)	(2,164)	(55,953)
Jacobs Engineering Group, Inc.	(526)	(39,550)
JGC Corp. (b)	(4,400)	(58,399)
SNC-Lavalin Group, Inc. (a)(b)	(1,801)	(45,701)
		(199,603)
Entertainment: (0.44)%
International Game Technology PLC (b)	(4,139)	(53,766)
Sega Sammy Holdings, Inc. (b)	(5,100)	(60,097)
		(113,863)
Environmental Control: (0.17)%
Stericycle, Inc. (a)	(782)	(42,556)

Food: (1.04)%
Campbell Soup Co.	(1,092)	(41,638)
Conagra Brands, Inc.	(2,573)	(71,375)
Itoham Yonekyu Holdings, Inc. (b)	(7,400)	(46,004)
Metro, Inc. (a)(b)	(1,054)	(38,805)
Morinaga Milk Industry Co Ltd. (b)	(1,700)	(57,597)
Mowi (b)	(246)	(5,490)
Shufersal Ltd. (b)	(1,045)	(6,732)
		(267,641)
Forest Products & Paper: (0.51)%
International Paper Co.	(1,831)	(84,720)
Nippon Paper Industries Co. Ltd. (b)	(2,200)	(45,378)
		(130,098)
Gas: (0.15)%
NiSource, Inc.	(1,376)	(39,436)

Hand & Machine Tools: (0.16)%
Kennametal, Inc.	(1,136)	(41,748)

Healthcare - Products: (1.05)%
Align Technology, Inc. (a)	(165)	(46,914)
Cooper Cos, Inc.	(209)	(61,900)
Dentsply Sirona, Inc.	(1,195)	(59,260)
Insulet Corp. (a)	(618)	(58,766)
iRhythm Technologies, Inc. (a)	(484)	(36,281)
Siemens Healthineers (b)	(139)	(5,793)
		(268,914)
Healthcare - Services: (0.20)%
Miraca Holdings, Inc. (b)	(1,800)	(44,598)
Quest Diagnostics, Inc.	(68)	(6,115)
		(50,713)
Household Products: (0.32)%
Clorox Co.	(516)	(82,797)

Insurance: (0.46)%
American International Group, Inc.	(1,353)	(58,260)
White Mountains Insurance Group Ltd. (b)	(64)	(59,231)
		(117,491)
Internet: (1.28)%
CyberAgent, Inc. (b)	(1,600)	(65,181)
Delivery Hero (a)(b)	(1,475)	(53,278)
Facebook, Inc. (a)	(372)	(62,009)
FireEye, Inc. (a)	(2,574)	(43,217)
GrubHub, Inc. (a)	(560)	(38,903)
Wayfair, Inc. (a)	(351)	(52,106)
Zillow Group, Inc. Class A (a)	(249)	(8,516)
Zillow Group, Inc. Class C (a)	(151)	(5,246)
		(328,456)
Investment Companies: (0.23)%
Melrose Industries PLC (b)	(24,921)	(59,448)

Iron & Steel: (0.19)%
Thyssenkrupp (b)	(3,529)	(48,474)

Lodging: (0.25)%
Choice Hotels International, Inc.	(264)	(20,523)
Wyndham Hotels & Resorts, Inc.	(873)	(43,641)
		(64,164)
Machinery - Construction & Mining: (0.23)%
BWX Technologies, Inc.	(1,196)	(59,298)

Machinery - Diversified: (0.79)%
Deere & Co.	(887)	(141,778)
Wabtec Corp.	(819)	(60,373)
		(202,151)
Media: (0.95)%
FactSet Research Systems, Inc.	(410)	(101,791)
Liberty Media Corp. - Liberty Formula One (a)	(1,106)	(38,765)
New York Times Co.	(3,158)	(103,740)
		(244,296)
Metal Fabricate & Hardware: (0.37)%
MISUMI Group, Inc. (b)	(1,500)	(37,246)
Valmont Industries, Inc.	(440)	(57,244)
		(94,490)
Mining: (0.68)%
Dowa Holdings Co. Ltd. (b)	(1,700)	(55,833)
Mitsui Mining & Smelting Co. Ltd. (b)	(2,400)	(61,478)
Turquoise Hill Resources Ltd. (a)(b)	(34,644)	(57,034)
		(174,345)
Miscellaneous Manufacturing: (0.43)%
Axon Enterprise, Inc. (a)	(922)	(50,166)
General Electric Co.	(5,918)	(59,121)
		(109,287)
Office & Business Equipment: (0.23)%
Xerox Corp.	(1,880)	(60,122)

Oil & Gas: (0.33)%
Delek Group Ltd. (b)	(229)	(39,551)
Nabors Industries Ltd. (b)	(13,219)	(45,473)
		(85,024)
Packaging & Containers: (0.23)%
Crown Holdings, Inc. (a)	(1,081)	(58,990)

Pharmaceuticals: (0.65)%
Agios Pharmaceuticals, Inc. (a)	(898)	(60,561)
Bayer AG (b)	(769)	(49,687)
Teva Pharmaceutical Industries Ltd. (a)(b)	(3,592)	(55,869)
		(166,117)
Pipelines: (0.39)%
Targa Resources Corp.	(945)	(39,265)
Williams Cos Inc.	(2,089)	(59,996)
		(99,261)
Private Equity: (0.29)%
Brookfield Asset Management, Inc. (a)(b)	(347)	(16,167)
Eurazeo (b)	(777)	(58,397)
		(74,564)
Real Estate: (0.78)%
Howard Hughes Corp. (a)	(354)	(38,940)
Nomura Real Estate Holdings, Inc. (b)	(1,900)	(36,430)
Tokyu Fudosan Holdings Corp. (b)	(10,300)	(61,523)
UOL Group Ltd. (b)	(12,200)	(62,564)
		(199,457)
Retail: (1.62)%
Ceconomy (a)(b)	(1,096)	(5,828)
McDonald's Corp.	(211)	(40,069)
Regis Corp. (a)	(6,776)	(133,284)
Tiffany & Co.	(1,399)	(147,661)
Walmart, Inc.	(850)	(82,901)
Zalando (a)(b)	(207)	(8,069)
		(417,812)
Semiconductors: (0.69)%
Microchip Technology, Inc.	(696)	(57,740)
MKS Instruments, Inc.	(213)	(19,820)
Teradyne, Inc.	(2,490)	(99,202)
		(176,762)
Software: (1.03)%
Adobe Systems, Inc. (a)	(316)	(84,211)
Blackbaud, Inc.	(1,071)	(85,391)
Citrix Systems, Inc.	(411)	(40,960)
DocuSign, Inc. (a)	(1,027)	(53,240)
		(263,802)
Telecommunications: (0.46)%
Switch, Inc.	(5,961)	(61,458)
Telecom Italia SpA (a)(b)	(40,989)	(25,491)
Telia Co. (b)	(6,805)	(30,705)
		(117,654)
Toys, Games & Hobbies: (0.05)%
Sanrio Co. Ltd. (b)	(500)	(11,915)

Transportation: (1.13)%
Kirby Corp. (a)	(807)	(60,614)
Mitsui OSK Lines Ltd. (b)	(2,600)	(55,857)
Nippon Yusen (b)	(3,900)	(57,077)
Nishi-Nippon Railroad Co Ltd. (b)	(2,400)	(57,992)
United Parcel Service, Inc.	(535)	(59,781)
		(291,321)
TOTAL COMMON STOCKS (Proceeds $6,773,760)		(7,163,016)

EXCHANGE TRADED FUNDS: (1.28)%
iShares Russell 2000	(1,078)	(165,031)
SPDR S&P500 Trust	(584)	(164,968)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $327,822)		(329,999)

REAL ESTATE INVESTMENT TRUSTS: (2.14)%
Annaly Capital Management, Inc.	(4,404)	(43,996)
Colony Capital, Inc.	(11,148)	(59,307)
CyrusOne, Inc.	(1,132)	(59,362)
Digital Realty Trust, Inc.	(510)	(60,690)
Equinix, Inc.	(18)	(8,157)
Macerich Co.	(1,364)	(59,129)
Omega Healthcare Investors, Inc.	(1,618)	(61,727)
SITE Centers Corp.	(3,424)	(46,635)
SL Green Realty Corp.	(420)	(37,766)
Suntec Real Estate Investment Trust (b)	(4,800)	(6,906)
Unibail-Rodamco-Westfield (b)	(360)	(59,016)
Uniti Group, Inc.	(4,236)	(47,401)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $568,399)		(550,092)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,669,981): (31.32)%		$(8,043,107)

Percentages are stated as a percent of net assets.

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

LoCorr Dynamic Equity Fund
Schedule of Open Futures Contracts
March 31, 2019 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contract:
MSCI World Index	70	Jun-19	$4,276,300	$4,231,222	$45,078	$-
Total Purchase Contract					45,078	-

Sale Contract:
S&P 500 E-Mini Index	(3)	Jun-19	$425,670	$421,236	$-	$(4,434)
Total Sales Contract					-	(4,434)
Total Futures Contracts					$45,078	$(4,434)
Net Unrealized Appreciation					$40,644

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

● a multiple of earnings;

● a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

● yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

● the fundamental analytical data relating to the investment;
● the nature and duration of restrictions (if any) on disposition of the securities;
● evaluation of the forces that influence the market in which these securities are purchased or sold;
● changes in interest rates;
● government (domestic or foreign) actions or pronouncements; and
● other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

● type of security;
● financial statements of the issuer;
● cost at date of purchase;
● size of holding;
● discount from market value of unrestricted securities of the same class at time of purchase;
● special reports prepared by analysts;
● information as to any transactions or offers with respect to the security;
● existence of merger proposals or tender offers affecting the securities;
● price and extent of public trading in similar securities of the issuer or comparable companies; and
● other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Dynamic Equity Fund’s investments, securities sold short and other financial instruments as of March 31, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$18,717,236	$-	$-	$18,717,236
Real Estate Investment Trusts	494,966	-	-	494,966
Short Term Investment	3,558,104	-	-	3,558,104
Total Investments	$22,770,306	$-	$-	$22,770,306

Securities Sold Short
Common Stocks	$(7,163,016)	$-	$-	$(7,163,016)
Exchange Traded Funds	(329,999)	-	-	(329,999)
Real Estate Investment Trusts	(550,092)	-	-	(550,092)
Total Securities Sold Short	$(8,043,107)	$-	$-	$(8,043,107)

Other Financial Instruments*
Futures Contracts
Long	$45,078	$-	$-	$45,078
Short	(4,434)	-	-	(4,434)
Total Futures Contracts	$40,644	$-	$-	$40,644

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

*The fair value of the Fund’s other financial instruments represent the net unrealized appreciation at March 31, 2019.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.

LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 6.02%
Ares Capital Corp.	44,874	$769,140
BlackRock TCP Capital Corp.	51,024	723,520
Hercules Capital, Inc.	113,528	1,437,264
Newtek Business Services Corp.	80,744	1,585,812
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $4,491,219)		4,515,736

CLOSED-END INVESTMENT COMPANIES: 13.04%
Aberdeen Asia-Pacific Income Fund, Inc.	195,748	828,014
Adams Natural Resources Fund, Inc.	46,982	787,888
AllianceBernstein Global High Income Fund, Inc.	60,622	702,609
BlackRock Corporate High Yield Fund, Inc.	78,322	803,584
Eaton Vance Municipal Bond Fund	89,815	1,113,706
Invesco Trust for Investment Grade Municipals	110,515	1,369,281
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	122,954	813,955
Nuveen Global High Income Fund	46,737	708,533
Nuveen Quality Municipal Income Fund	143,893	1,952,628
Western Asset Emerging Markets Debt Fund, Inc.	50,903	694,317
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $9,316,271)		9,774,515

COMMON STOCKS: 24.94%
Advertising: 0.77%
National CineMedia, Inc.	82,353	580,589

Commercial Services: 1.13%
Macquarie Infrastructure Corp.	20,492	844,680

Electric: 1.07%
Atlantica Yield PLC (b)	41,076	799,339

Energy - Alternate Sources: 3.52%
NextEra Energy Partners LP	15,849	739,197
Pattern Energy Group, Inc.	86,247	1,897,434
		2,636,631
Insurance: 1.03%
AMERISAFE, Inc.	12,996	771,962

Oil & Gas: 4.15%
BP PLC - ADR (b)	16,352	714,909
CVR Energy, Inc.	23,221	956,698
Marathon Petroleum Corp.	12,121	725,442
Royal Dutch Shell PLC - ADR (b)	11,484	718,784
		3,115,833
Pipelines: 3.25%
Targa Resources Corp.	41,118	1,708,453
Williams Cos Inc.	25,459	731,182
		2,439,635
Telecommunications: 3.17%
CenturyLink, Inc.	83,028	995,506
Consolidated Communications Holdings, Inc.	126,807	1,383,464
		2,378,970
Transportation: 5.58%
Diamond S Shipping, Inc. (a)(b)	22,906	238,227
GasLog Partners LP (b)	54,823	1,240,644
Golar LNG Partners LP (b)	63,200	815,912
Hoegh LNG Partners LP (b)	62,764	1,227,036
Ship Finance International Ltd. (b)	53,570	661,054
		4,182,873
Trucking & Leasing: 1.27%
Fortress Transportation & Infrastructure Investors LLC	55,478	949,229
TOTAL COMMON STOCKS (Cost $19,207,974)		18,699,741

EXCHANGE TRADED FUND: 5.65%
ProShares Short Russell 2000	104,125	4,237,888
TOTAL EXCHANGE TRADED FUND (Cost $4,236,461)		4,237,888

MASTER LIMITED PARTNERSHIPS: 20.05%	Units
Coal: 2.11%
Alliance Resource Partners LP	45,514	926,665
SunCoke Energy Partners LP	52,733	656,526
		1,583,191
Gas: 2.15%
Global Partners LP	81,959	1,611,314

Oil & Gas: 3.18%
Sunoco LP	29,717	925,982
Viper Energy Partners LP	43,950	1,457,382
		2,383,364
Oil & Gas Services: 1.01%
USA Compression Partners LP	48,414	755,743

Pipelines: 8.31%
Crestwood Equity Partners LP	70,011	2,463,687
Delek Logistics Partners LP	28,311	918,126
MPLX LP	45,865	1,508,500
NGL Energy Partners LP	81,964	1,149,955
Summit Midstream Partners LP	20,271	197,237
		6,237,505
Private Equity: 2.04%
Icahn Enterprises LP	21,055	1,526,488

Transportation: 1.25%
Capital Product Partners LP (b)	33,350	349,510
Martin Midstream Partners LP	47,155	587,080
		936,590
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,139,260)		15,034,195

PREFERRED STOCKS: 2.40%	Shares
Pipelines: 1.24%
Crestwood Equity Partners LP , 9.250%	99,680	928,001

Transportation: 1.16%
Hoegh LNG Partners LP, Series A, 8.750% (b)	33,770	871,941
TOTAL PREFERRED STOCKS (Cost $1,736,500)		1,799,942

PUBLICLY TRADED PARTNERSHIPS: 2.01%	Units
Blackstone Group LP	21,938	767,172
Compass Diversified Holdings	47,104	739,062
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $1,433,890)		1,506,234

REAL ESTATE INVESTMENT TRUSTS: 17.48%	Shares
AGNC Investment Corp.	84,418	1,519,524
Annaly Capital Management, Inc.	224,912	2,246,871
Apollo Commercial Real Estate Finance, Inc.	89,434	1,627,699
CoreSite Realty Corp.	7,211	771,721
CyrusOne, Inc.	13,085	686,177
Digital Realty Trust, Inc.	6,998	832,762
Global Net Lease, Inc.	37,877	715,875
Invesco Mortgage Capital, Inc.	51,417	812,389
Iron Mountain, Inc.	23,781	843,274
New York Mortgage Trust, Inc.	132,404	806,340
Sabra Health Care REIT, Inc.	40,507	788,671
Two Harbors Investment Corp.	51,756	700,259
Washington Prime Group, Inc.	134,126	757,812
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,759,947)		13,109,374

SHORT TERM INVESTMENT: 8.63%
MONEY MARKET FUND: 8.63%
STIT-Government & Agency Portfolio, Institutional Class, 2.34% (c)	6,473,493	6,473,493
TOTAL MONEY MARKET FUND (Cost $6,473,493)		6,473,493
TOTAL SHORT TERM INVESTMENT (Cost $6,473,493)		6,473,493

TOTAL INVESTMENTS (Cost $72,795,015): 100.22%		75,151,118
Liabilities in Excess of Other Assets: (0.22)%		(166,579)
TOTAL NET ASSETS: 100.00%		$74,984,539

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.

ADR	American Depository Reciept
PLC	Public Limited Company

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

● a multiple of earnings;

● a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

● yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

● the fundamental analytical data relating to the investment;
● the nature and duration of restrictions (if any) on disposition of the securities;
● evaluation of the forces that influence the market in which these securities are purchased or sold;
● changes in interest rates;
● government (domestic or foreign) actions or pronouncements; and
● other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

● type of security;
● financial statements of the issuer;
● cost at date of purchase;
● size of holding;
● discount from market value of unrestricted securities of the same class at time of purchase;
● special reports prepared by analysts;
● information as to any transactions or offers with respect to the security;
● existence of merger proposals or tender offers affecting the securities;
● price and extent of public trading in similar securities of the issuer or comparable companies; and
● other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Spectrum Income Fund’s investments as of March 31, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$4,515,736	$-	$-	$4,515,736
Closed-End Investment Companies	9,774,515	-	-	9,774,515
Common Stocks	18,699,741	-	-	18,699,741
Exchange Traded Fund	4,237,888	-	-	4,237,888
Master Limited Partnerships	15,034,195	-	-	15,034,195
Preferred Stocks	1,799,942	-	-	1,799,942
Publicly Traded Partnerships	1,506,234	-	-	1,506,234
Real Estate Investment Trusts	13,109,374	-	-	13,109,374
Short Term Investment	6,473,493	-	-	6,473,493
Total Investments	$75,151,118	$-	$-	$75,151,118

See the Fund’s schedule of investments for detail by industry classification.

The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.